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                       The Strong MUNICIPAL INCOME Funds


The Strong High-Yield Municipal Bond Fund

The Strong Short-Term High Yield Municipal Fund

The Strong Municipal Bond Fund

The Strong Short-Term Municipal Bond Fund


Annual Report . August 31, 2000

                                  The Strong
                               Municipal Income
                                     Funds

                                     _____

                        ANNUAL REPORT . AUGUST 31, 2000


                               Table of Contents

     Investment Reviews
        The Strong High-Yield Municipal Bond Fund....................  2
        The Strong Short-Term High Yield Municipal Fund..............  4
        The Strong Municipal Bond Fund...............................  6
        The Strong Short-Term Municipal Bond Fund....................  8

     Bond Glossary................................................... 10

     Financial Information
        Schedules of Investments in Securities
             The Strong High-Yield Municipal Bond Fund............... 11
             The Strong Short-Term High Yield Municipal Fund......... 14
             The Strong Municipal Bond Fund.......................... 18
             The Strong Short-Term Municipal Bond Fund............... 21
        Statements of Assets and Liabilities......................... 27
        Statements of Operations..................................... 29
        Statements of Changes in Net Assets.......................... 31
        Notes to Financial Statements................................ 33

     Financial Highlights............................................ 38

     Report of Independent Accountants............................... 43

                   THE STRONG HIGH-YIELD MUNICIPAL BOND FUND
                   -----------------------------------------

F U N D
  highlights

 . The Fund has increased its exposure to the utility and transportation sectors and maintained its overweighting in health care.

 . Over the past few quarters, we replaced lower-rated credits with higher-rated issues to selectively upgrade the credit quality and sector diversification of the portfolio.

--------------------------------------------------------------------------------

AVERAGE ANNUAL
TOTAL RETURNS

As of 8-31-00

INVESTOR CLASS
--------------
        1-year  -2.91%
        3-year   2.01%
        5-year   4.71%
Since Inception  5.02%
        (10-1-93)

ADVISOR CLASS/1/
-------------
        1-year  -3.26%
        3-year   1.64%
        5-year   4.34%
Since Inception  4.64%
        (10-1-93)

--------------------------------------------------------------------------------


PORTFOLIO STATISTICS
As of 8-31-00
----------------------------------------------
        INVESTOR CLASS
        30-day annualized yield/2/      6.69%
----------------------------------------------

----------------------------------------------
        ADVISOR CLASS
        30-day annualized yield/2/      6.26%
----------------------------------------------

        Average maturity/3/      15.2 years

                 Average
        quality rating/4/          BB


Perspectives
from the Manager


/s/ Mary-Kay H. Bourbulas

Mary-Kay H. Bourbulas
Portfolio Manager

--------------------------------------------------------------------------------

It is sometimes hard to see large trends in slow markets. Municipal investments, known as being conservative in nature, have come a long way in a year. Although the Federal Reserve chose to raise short-term interest rates 125 basis points over the past year, the effect has been one of tempering the economy and actually lowering long-term interest rates as early signs of a slowdown start to appear.

After a poor 1999, municipals have seen a significant turnaround. High-quality municipals have delivered some of the best returns in the fixed-income market in 2000 so far, but the rally has not spread to longer-term, lower-rated municipal credits. The Fund's returns have been hampered by its high exposure to BBB and lower-rated securities. This challenge appears to be abating--and investors are starting to give municipals a second look.

State and local governments have benefited from the strong economy. Municipalities have been able to set aside funds for a rainy day, and the increased fiscal strength can be seen as credit upgrades well outpace downgrades. Health care, however, continues to feel the pain of reduced reimbursements. Health-care credits continue to face downgrades because of revenue pressures and complications from industry consolidation. Investors have demanded higher yields as compensation for potential credit downgrades. Signs of improvement are, however, beginning to emerge. We continue to overweight the sector
--------------------------------------------------------------------------------

After a poor 1999, municipals have seen a significant turnaround.

--------------------------------------------------------------------------------

    From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ The performance of the Advisor Class shares prior to 2-29-00 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares. Please consult a prospectus for information about all share classes.

/2/ Yields are historical and do not represent future yields, which will fluctuate. Yields are as of 8-31-00. The Advisor Class has temporarily absorbed expenses of 0.16%. Otherwise, the current yield would have been 6.10%, and returns would have been lower.

/3/ The Fund's average maturity includes the effect of futures and when-issued securities.

in the portfolio, where our research is crucial for identifying those participants who can thrive in the challenging health-care field of today and for capitalizing on the favorable demographics supporting the industry.

Earlier this year, the municipal market taught us an important lesson in liquidity and diversification. We were able to meet redemptions but were forced to sell securities at prices that were not indicative of their credit fundamentals. With outflows abating, we have spent the past few quarters repositioning the portfolio, selling lower-rated credits and replacing them with higher-rated issues. Our goal was to selectively upgrade the Fund's credit quality and sector diversification. We have decreased overall portfolio duration to 8.57 years over the past several months, positioning the Fund to benefit from the steady interest rate environment we anticipate over the next six months. Looking forward, we foresee no major changes in Fed policy due to the fall election. However, it is never too early to begin to think about how the election results could affect the market.

We appreciate your investment in the Strong High-Yield Municipal Bond Fund and look forward to working with you in the years to come.



                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 10-1-93 to 8-31-00

                                  [GRAPH]

                                                        Lipper
                     The Strong                       High Yield
                     High-Yield        High-Yield     Municipal
                     Municipal         Municipal      Debt Funds
                     Bond Fund         Bond Index*      Index*
Sep 93                $10,000            $10,000         $10,000
Dec 93                $10,266            $10,164         $10,141
Dec 94                $10,165             $9,608          $9,636
Dec 95                $11,650            $11,361         $11,245
Dec 96                $12,247            $11,867         $11,674
Dec 97                $13,949            $13,164         $12,815
Dec 98                $14,684            $13,982         $13,528
Dec 99                $13,879            $13,730         $13,034
Aug 00                $14,028            $14,442         $13,551

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with similar investments in the High-Yield Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures.


Y O U R  F U N D'S
 approach

The Strong High-Yield Municipal Bond Fund seeks total return by investing for a high level of federally tax-exempt current income. The Fund invests primarily in long-term, medium-and lower-quality municipal bonds. The Fund's manager emphasizes bonds whose credit quality may be improving and issuers that complement current investment themes, such as the "aging of America." The manager also considers the overall interest rate environment. The Fund typically maintains an average maturity between 15 and 25 years.

--------------------------------------------------------------------------------

M A R K E T
 highlights


 . For the year ended August 31, 2000, the High-Yield Municipal Bond Index returned 2.41%.*

 . Municipal funds saw outflows of more than $15 billion this year. However, net new issuance is down more than 35% over last year, helping to keep supply and demand in balance.

 . The market continues to demand a significant yield premium from lower-rated long-term debt. If rates hold steady or fall, this premium should shrink as investors once again look for ways to boost income levels.

 . After raising interest rates by 125 basis points, the Federal Reserve has adopted a wait-and-see attitude on whether further tightening is needed.

--------------------------------------------------------------------------------

/4/ For purposes of this average rating, the Fund's short-term debt obligations have been assigned long-term ratings by the Advisor.

* The High-Yield Municipal Bond Index is comprised of the Lehman Brothers Baa Municipal Bond Index from inception through December 31, 1995, and the Lehman Brothers High-Yield Municipal Bond Index from January 1, 1996, to present. The Lehman Brothers Baa Municipal Bond Index is an unmanaged index generally representative of municipal bonds rated Baa. The Lehman Brothers High-Yield Municipal Bond Index, which was instituted on January 1, 1996, is an unmanaged index generally representative of municipal bonds rated below Baa. The Lipper High Yield Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the High-Yield Index data is Lehman Brothers. Source of the Lipper index data is Lipper Inc.

                THE STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                -----------------------------------------------
F U N D
highlights

 . We reduced the Fund's average duration to 2.2 years, reflecting our generally neutral market outlook.

 . The Fund has increased its exposure to the general obligation and utility sectors. Increased tax receipts and a favorable deregulatory environment, respectively, make these sectors attractive.

 . Signs of stability are appearing in the health-care sector. We continue to overweight this sector and see an improving trend emerging.

--------------------------------------------------------------------------------

AVERAGE ANNUAL
TOTAL RETURNS

As of 8-31-00

INVESTOR CLASS
--------------
        1-year  1.25%
Since Inception 3.60%
        (11-30-97)

ADVISOR CLASS/1/
-------------
        1-year  0.86%
Since Inception 3.19%
        (11-30-97)

--------------------------------------------------------------------------------

PORTFOLIO STATISTICS

As of 8-31-00

-----------------------------------------------------
        INVESTOR CLASS
        30-day annualized yield/2/        5.41%
-----------------------------------------------------
        ADVISOR CLASS
        30-day annualized yield/2/        4.94%
-----------------------------------------------------

        Average maturity/3/                2.4 years

        Average
        quality rating/4/                   BB



Perspectives
from the Manager


/s/ Mary-Kay H. Bourbulas

Mary-Kay H. Bourbulas
Portfolio Manager

--------------------------------------------------------------------------------

Slow markets can sometimes hide large trends. Although mostly conservative in nature, municipal investments have made strides over a year. After posting poor returns in 1999, municipal securities have done considerably better in 2000, with high-quality municipals delivering some of the best returns in the fixed-income market. The rally has not, however, had a similar impact on lower-rated municipal credits.

Municipal funds (excluding money market funds) saw net outflows of more than $15 billion over the past year. As flows return to the marketplace, the difference in yield between AAA and BBB or lower-rated debt should narrow. The portfolio continues to maintain an average credit quality rating of BB and is positioned to take advantage of the narrowing spread.

With higher tax revenues from the strong economy, municipalities have been able to set aside funds for a rainy day; this improved fiscal strength can be seen in the pace of credit upgrades. Health care, however, continues to feel the pain of reduced reimbursements. Although cutbacks by Medicare, Medicaid, and other managed-care providers have subsided, the depth of cutbacks has affected virtually every health-care-related bond. Nonetheless, signs of stabilization are beginning to emerge. We continue to overweight health care, as demographic trends in the U.S. indicate that the sector will face rising demand. Credit research is key in evaluating bonds in this sector and is an essential part of our job.

--------------------------------------------------------------------------------
Credit research is key in evaluating bonds in [the health-care sector] and is an essential part of our job.

--------------------------------------------------------------------------------

    From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ The performance of the Advisor Class shares prior to 2-29-00 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares. Please consult a prospectus for information about all share classes.

/2/ Yields are historical and do not represent future yields, which will fluctuate. Yields are as of 8-31-00. The Investor Class has temporarily absorbed expenses of 0.05%. Otherwise, the current yield would have been 5.36%, and returns would have been lower. The Advisor Class has temporarily absorbed expenses of 0.29%. Otherwise, the current yield would have been 4.65%, and returns would have been lower.

Earlier this year, the municipal market taught us an important lesson in liquidity and diversification. Although we were able to meet redemptions, we were forced to sell securities at prices that were not indicative of credit fundamentals. As cash has come back into the Fund, we concentrated on purchasing securities in sectors favored by the marketplace, including general obligation and utility bonds. Our goal was to selectively upgrade the Fund's credit quality and sector diversification. We have made great strides in meeting these goals -- and in improving liquidity.

Looking forward, we foresee no major changes in Fed policy due to the fall election. However, it is never too early to begin to think about how the election results could affect the market. Proposals for tax cuts, savings incentives, and Alternative Minimum Tax relief have all been bandied about. The next few months will be interesting and may present us with new opportunities related to the election results.

We appreciate your investment in the Strong Short-Term High Yield Municipal Fund and look forward to working with you in the years to come.

        Growth of an Assumed 10,000 Investment from 11-30-97 to 8-31-00

                                        Lehman brothers
                                            1-3 Year
               The Strong Short-Term     Non-Investment     Lipper High Yield
                    high Yield          Grade Municipal       Municipal Debt
                  Municipal Fund           Bond Index*         funds Index*
Nov 97               $10,000                 $10,000              $10,000
Dec 97               $10,082                 $10,052              $10,159
Jan 98               $10,458                 $10,326              $10,463
Dec 98               $10,699                 $10,599              $10,724
Jun 99               $10,849                 $10,818              $10,691
Dec 99               $10,783                 $10,987              $10,333
Jun 00               $10,880                 $11,298              $10,506
Aug 00               $11,020                 $11,440              $10,742

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Lehman Brothers 1-3 Year Non-Investment Grade Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.This graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures.


Y O U R  F U N D'S
 approach

The Strong Short-Term High Yield Municipal Fund seeks total return by investing for a high level of federally tax-exempt current income with a moderate degree of share price fluctuation. The Fund invests primarily in short-and intermediate-term, medium- and lower-quality municipal bonds. The Fund's manager emphasizes bonds whose credit quality may be improving and issuers that complement current investment themes, such as the "aging of America." The manager also considers the overall interest rate environment. The Fund typically maintains an average maturity between one and three years.
--------------------------------------------------------------------------------

M A R K E T
 highlights

 . For the year ended August 31, 2000, the Lehman Brothers 1-3 Year Non-
  Investment Grade Municipal Bond Index returned 5.21%.*

 . Although the municipal market typically exhibits a steep yield curve, the municipal yield curve has actually flattened over the year.

 . The market continues to demand a yield premium from BBB or lower-rated debt.
  If rates hold steady or fall, yield spreads should tighten as investors look for ways to boost investment income.

 . After raising interest rates by 125 basis points, the Federal Reserve has adopted a wait-and-see attitude.
--------------------------------------------------------------------------------

/3/ The Fund's average maturity includes the effect of futures and when-issued securities.

/4/ For the purposes of this average rating, the Fund's short-term debt obligations have been assigned long-term ratings by the Advisor.

* The Lehman Brothers 1-3 Year Non-Investment Grade Municipal Bond Index is an unmanaged index generally representative of municipal bonds rated below Baa with maturities of one to three years. The Lipper High Yield Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the Lehman index data is Lehman Brothers. Source of the Lipper index data is Lipper Inc.

                        THE STRONG MUNICIPAL BOND FUND
                        ------------------------------

F U N D
 highlights

 . We are maintaining the Fund's overweighting in the health-care sector, as fundamentals appear to have stabilized.

 . A disciplined investment style that makes moderate bets relative to the Fund's benchmark, combined with a proactive approach to credit research, should help the Fund produce more consistent returns.

 . At the end of the period, the Fund's duration stood at 7.4, slightly lower than the benchmark Lehman Brothers Municipal Bond Index.*

AVERAGE ANNUAL
TOTAL RETURNS

As of 8-31-00

INVESTOR CLASS
--------------
        1-year  -0.86%
        5-year   4.37%
       10-year   6.42%
Since Inception  5.66%
        (10-23-86)

ADVISOR CLASS/1/
-------------
        1-year - 1.19%
        5-year   4.02%
       10-year   6.07%
Since Inception  5.31%
       (10-23-86)

INSTITUTIONAL CLASS/2/
-------------------
        1-year - 0.72%
        5-year   4.40%
       10-year   6.44%
Since Inception  5.67%
       (10-23-86)

-------------------------------------------------
PORTFOLIO STATISTICS

As of 8-31-00
-------------------------------------------------
        INVESTOR CLASS
        30-day annualized yield/3/       5.34%
-------------------------------------------------
        ADVISOR CLASS
        30-day annualized yield/3/       4.99%
-------------------------------------------------
        INSTITUTIONAL CLASS
        30-day annualized yield/3/       5.65%
-------------------------------------------------
        Average maturity/4/              9.5 years

        Average
        quality rating/5/                  A


Perspectives
from the Manager

/s/ Lyle J. Fitterer

Lyle J. Fitterer
Portfolio Manager

--------------------------------------------------------------------------------

While municipal issues were among the worst performers in 1999, after a slow start, they are proving to be one of the best-performing sectors of the fixed-income markets in 2000. However, just as the highest-quality securities (Treasuries) in the taxable market have outperformed almost all other sectors, AAA-rated bonds have outperformed most sectors of the municipal market.

Early in the period, the Fund was positioned to take advantage of decreasing interest rates by having a maturity that was much longer than our benchmark. Unfortunately, many of the issues we owned were rated below AAA (the portfolio maintained an average credit quality of A during the period) and did not fully participate in the market's rally. This caused the Fund to underperform its benchmark during the 12-month period.

Continued strength in the U.S. economy has created a windfall for many state and local governments, and in the first half of 2000, credit upgrades outpaced downgrades in the market by almost a six-to-one margin. The only sector that has seen substantially more downgrades than upgrades is health care. Many health-care credits have deteriorated over the past few years, as fee pressures have driven down revenues while expenses have risen. We are, however, starting to see some signs of stability in the health-care sector as companies have adjusted to the new environment. The Fund has maintained

--------------------------------------------------------------------------------
 ...we have positioned the Fund with the view that interest rates will remain fairly steady over the next few months.
--------------------------------------------------------------------------------

From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ The performance of the Advisor Class shares prior to 2-29-00 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares. Please consult a prospectus for information about all share classes.

/2/ The performance of the Institutional Class shares prior to 7-31-00 is based on the Fund's Investor Class shares' performance. Please consult a prospectus for information about all share classes.

/3/ Yields are historical and do not represent future yields, which will fluctuate. Yields are as of 8-31-00. The Advisor Class has temporarily absorbed expenses of 0.03%. Otherwise, the current yield would have been 4.96%, and returns would have been lower.

its overweighting in the sector; as the sector continues to stabilize, we expect prices to improve. Over the past few months, we have also decreased our duration in the Fund; it now stands at approximately 7.4, slightly lower than the benchmark Lehman Brothers Municipal Bond Index.*

Recent data suggests that the U.S. economy may be slowing. The market has reacted by starting to price in an easing of interest rates -- but with current mortgage rates below the levels seen when the Federal Reserve started to raise short-term rates just over a year ago, and with the stock market climbing again, it is hard for us to argue that the economy will slow to a level that justifies a Federal Reserve easing. Therefore, we have positioned the Fund with the view that interest rates will remain fairly steady over the next few months. We will pay careful attention to the upcoming election, looking for any hints of changes in tax policies that could present opportunities within the municipal market.

We thank you for your investment in the Strong Municipal Bond Fund.

                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                           From 10-23-86 to 8-31-00

                                    [GRAPH]


                 The Strong    Lehman Brothers       Lipper General
                 Municipal      Municipal Bond         Municipal
                 Bond Fund          Index*          Debt Funds Index*
Sept 86           $10,000           $10,000              $10,000
Dec 86            $10,129           $10,216              $10,252
Dec 88            $10,705           $11,423              $11,370
Dec 90            $11,995           $13,578              $13,252
Dec 92            $15,256           $16,569              $16,170
Dec 94            $16,275           $17,642              $17,082
Dec 96            $18,569           $21,640              $20,757
Dec 98            $22,211           $25,160              $23,986
Aug 00            $21,450           $26,507              $24,653

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with similar investments in the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gains or loss when you sell shares. To equalize the time periods, the indexes' performances were prorated for the month of October 1986. This graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures.

Y O U R  F U N D'S
 approach

The Strong Municipal Bond Fund seeks total return by investing for a high level of federally tax-exempt current income with a moderate degree of share price fluctuation. The Fund invests primarily in long-term, higher- and medium-quality municipal bonds. The Fund's manager conducts intensive research on individual issuers to uncover solid investment opportunities and especially looks for bonds whose quality may be improving. The Fund typically maintains an average maturity between 10 and 20 years.
--------------------------------------------------------------------------------

M A R K E T
 highlights

 . The Lehman Brothers Municipal Bond Index returned 6.77% for the year ended
  August 31, 2000.*

 . The municipal yield curve flattened over the past year, as short- and intermediate-term rates trended higher and longer-term rates remained fairly stable.

 . Long-term municipal yields are running at about 97% of Treasury yields -- before taking the impact of taxes into account.

 . After raising rates by 125 basis points over the past year, the Federal
  Reserve has entered a holding pattern as signs of economic slowing appear.
--------------------------------------------------------------------------------

/4/ The Fund's average maturity includes the effect of futures and when-issued securities.

/5/ For purposes of this average rating, the Fund's short-term debt obligations have been assigned long-term ratings by the Advisor.

* The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of investment-grade, tax-exempt bonds. The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the Lehman index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

                   THE STRONG SHORT-TERM MUNICIPAL BOND FUND
                   -----------------------------------------

FUND
 highlights

 . The Fund's average portfolio maturity was reduced to 2.3 years, reflecting our view that interest rates will be fairly stable over the next three to six months.

 . The Fund's average credit quality remains a solid A. We have reduced the percentage of the Fund's securities that are subject to the Alternative Minimum Tax.

--------------------------------------------------------------------------------

AVERAGE ANNUAL
TOTAL RETURNS

As of 8-31-00

Investor Class
--------------
       1-year   3.61%
       3-year   4.23%
       5-year   4.69%
Since Inception 4.53%
       (12-31-91)

ADVISOR CLASS/1/
-------------
       1-year   3.23%
       3-year   3.85%
       5-year   4.30%
Since Inception 4.14%
       (12-31-91)

INSTITUTIONAL CLASS/2/
       1-year   3.64%
       3-year   4.24%
       5-year   4.69%
Since Inception 4.53%
       (12-31-91)

PORTFOLIO STATISTICS

As of 8-31-00

       INVESTOR CLASS
------------------------------------------------
       30-day annualized yield/3/      4.85%
------------------------------------------------
       ADVISOR CLASS
------------------------------------------------
       30-day annualized yield/3/      4.54%

       INSTITUTIONAL CLASS
------------------------------------------------
       30-day annualized yield/3/      5.09%

       Average maturity/4/     2.3 years

       Average
       quality rating/5/    A

Perspectives
from the Manager

/s/ Lyle J. Fitterer

Lyle J. Fitterer
Portfolio Manager

--------------------------------------------------------------------------------

Fixed-income investors are finally being rewarded for their conservative nature, as returns within the sector are outpacing many equity returns for the year to date. Even though the Federal Reserve raised short-term interest rates by 125 basis points during the period, longer-term rates have actually declined. Many investors believe that the Federal Reserve has once again engineered a soft landing for the U.S. economy and that we have, therefore, reached a peak in short-term interest rates.

Although municipal issues were among the worst performers in 1999, they have turned out to comprise some of the best-performing sectors of the fixed-income markets in 2000. Just as the highest-quality securities (Treasuries) have outperformed in the taxable market, AAA-rated munis have outperformed most sectors of the tax-free market. Even though the Fund has a greater exposure versus its benchmark to bonds rated below AAA, the additional yield generated by these securities has still allowed us to perform well over the past six months. For the one-year period, a deterioration in the credit quality of a few holdings, combined with a maturity that was at the longer end of the range, caused the Fund to trail its benchmark.

While credit upgrades have exceeded downgrades by a six-to-one margin in the municipal market, more health-care credits have actually been downgraded than

--------------------------------------------------------------------------------
Fixed-income investors are finally being rewarded for their conservative nature, as returns within the sector are outpacing many equity returns for the year to date.

--------------------------------------------------------------------------------

    From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ The performance of the Advisor Class shares prior to 2-29-00 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares. Please consult a prospectus for information about all share classes.

/2/ The performance of the Institutional Class shares prior to 7-31-00 is based on the Fund's Investor Class shares' performance. Please consult a prospectus for information about all share classes.

/3/ Yields are historical and do not represent future yields. Yields may fluctuate. Yields are as of 8-31-00.

 upgraded. Although we may see a few more downgrades within this sector, we are starting to see signs of stability. The Fund has maintained its overweighted position in the health-care sector. We have also increased our exposure to the utility sector, focusing on companies that have benefited from the changes deregulation has brought to the industry.

 Over the past few months, we have decreased the Fund's average maturity; it now stands at 2.3 years. Recent data suggests the U.S. economy may be slowing, but it is hard for us to argue that the economy will slow to a level that justifies a Federal Reserve easing. Therefore, the Fund is positioned with the view that interest rates will remain fairly steady over the next few months, though we will keep an eye on developments in the Presidential elections that could change this scenario.

 We follow a disciplined investment style with a proactive approach to credit research. We appreciate your investment in the Strong Short-Term Municipal Bond Fund and look forward to working with you in the years to come.

                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                           From 12-31-91 to 8-31-00

                                    [GRAPH]



                 The Strong      Lehman Brothers       Lipper Short
                 Short-Term         Municipal           Municipal
                 Municipal         3 Year Bond          Debt Funds
                 Bond Fund            Index*             Average*
    Dec 91        $10,000            $10,000             $10,000
    Dec 93        $11,440            $11,305             $11,130
    Dec 95        $11,860            $12,391             $11,966
    Dec 97        $13,300            $13,650             $12,999
    Dec 99        $14,202            $14,643             $13,820
    Aug 00        $14,679            $15,233             $14,256

 This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Lehman Brothers Municipal 3 Year Bond Index and the Lipper Short Municipal Debt Funds Average. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee


 Y O U R  F U N D'S
  approach

 The Strong Short-Term Municipal Bond Fund seeks total return by investing for a high level of federally tax-exempt current income with a low degree of share price fluctuation. The Fund invests primarily in short-and intermediate-term, higher-and medium-quality municipal bonds.The Fund's manager conducts intensive research on individual issuers to uncover solid investment opportunities and especially looks for bonds whose quality may be improving. The Fund typically maintains an average maturity of three years or less.


 -------------------------------------------------------------------------------


 M A R K E T
  highlights

 .   The Lehman Brothers Municipal 3 Year Bond Index returned 4.72% for the year ended August 31, 2000.*

 .   Credit upgrades exceeded downgrades by almost a six-to-one margin in the first half of 2000.

 .   Cash flows into municipal funds have stabilized recently, as performance has improved and interest rates have started to trend lower.

 .   After raising rates by 125 basis points over the past year, the Federal
    Reserve has apparently entered a "holding pattern," as signs of an economic slowdown are appearing.

 .   While municipals have outperformed Treasuries recently, on a historical basis, municipals' yields are still very attractive relative to taxable alternatives.

--------------------------------------------------------------------------------

/4/ The Fund's average maturity includes the effect of futures and when-issued securities.

/5/ For the purposes of this average rating, the Fund's short-term debt obligations have been assigned long-term ratings by the Advisor.

* The Lehman Brothers Municipal 3 Year Bond Index is an unmanaged index generally representative of three-year, tax-exempt bonds. The Lipper Short Municipal Debt Funds Average represents funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. Source of the Lehman index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

--------------------------------------------------------------------------------

B O N D
 glossary

Bond Quality Ratings--There are services that analyze the financial condition of a bond's issuer and then assign it a rating. The best-known rating agencies are Standard and Poors and Moody's. The highest-quality bonds are rated AAA (S&P) or Aaa (Moody's). The scale descends to AA, A, then BBB, and so on, down to D. Bonds with a rating of BBB or higher are considered investment grade. Bonds rated BB and below are considered "junk bonds." Typically, the lower a bond's rating, the higher yield it must pay in order to compensate the bondholder for the added risk.

Maturity--Like a loan, a bond must be paid off on a certain date. A bond's maturity is the time remaining until it is paid off. Bonds typically mature in a range from overnight to 30 years from now. Typically, bonds with longer maturities will have higher yields and larger price changes in reaction to interest rate changes. In rare situations, shorter-term bonds will have higher yields; this is known as an inverted yield curve (see definition on this page).

Duration--Duration is similar to maturity, but also accounts for the semi-annual interest payments made by most bonds. Duration is a useful tool for determining a bond's or a bond fund's sensitivity to interest rate changes. The higher the duration, the more a bond's price will fluctuate when interest rates change.

Treasury Spread--The Treasury spread is the difference in yield between a Treasury bond (issued by the federal government) and a bond with an equal maturity, but from another category, such as a corporate bond. This calculation is used to measure the prices of corporate bonds, mortgage-backed securities, and other non-government issues relative to Treasuries. Higher spreads occur in uncertain times when investors buy Treasuries for their safety and sell other types of bonds.

Yield--Yield is the income your investment is generating. It is calculated by taking the income paid by a bond in a given period of time (often 30 days), annualizing it, and stating it as a percentage of the money invested.

Yield Curve--The yield curve is a graph that plots the yields of Treasury bonds against their maturities. Under normal circumstances, this line will slope upward, reflecting longer-maturity bonds having higher yields. In rare circumstances, such as in a time of deflation, the yield curve may slope downward, or "invert." The steepness of the yield curve shifts depending on economic trends and outlooks. Properly positioned, a bond investor can profit from these shifts.

SCHEDULES OF INVESTMENTS IN SECURITIES                           August 31, 2000
--------------------------------------------------------------------------------

STRONG HIGH-YIELD MUNICIPAL BOND FUND

                                                           Shares or
                                                           Principal                  Value
                                                             Amount                 (Note 2)
------------------------------------------------------------------------------------------------
Municipal Bonds 97.5%
Alabama 0.6%
West Jefferson, Alabama Amusement and Public
  Park Authority First Mortgage Revenue -
  Visionland Alabama Project,
  6.00%, Due 2/01/08                                     $    3,445,000           $   2,618,200

Alaska 1.7%
Juneau, Alaska City and Borough Nonrecourse
  Revenue - St. Ann's Care Center Project,
  6.875%, Due 12/01/25                                        4,000,000               3,750,000
Seward, Alaska Revenue - Alaska Sealife Center
  Project, 7.65%, Due 10/01/16                                3,500,000               3,565,625
                                                                                  -------------
                                                                                      7,315,625
Arizona 0.4%
Maricopa County, Arizona IDA Senior Living
  Facilities Revenue - Christian Care Mesa, Inc.
  Project, 7.875%, Due 4/01/27                                1,745,000               1,760,269

Arkansas 0.4%
Little Rock, Arkansas Hotel and Restaurant Gross
  Receipts Tax Revenue, 7.375%, Due 8/01/15                   1,500,000               1,788,750

California 4.0%
Millbrae, California Residential Facilities Revenue -
  Magnolia of Millbrae Project,
  7.375%, Due 9/01/27                                         6,000,000               6,052,500
San Francisco, California Redevelopment Agency
  Residential Facilities Revenue - Coventry Park
  Project, 8.50%, Due 12/01/26                                5,000,000               5,106,250
San Joaquin Hills, California Transportation
  Corridor Agency Toll Road Revenue Refunding,
  Zero %, Due 1/15/21 (Rate Reset
  Effective 1/15/07)                                          9,750,000               6,361,875
                                                                                  -------------
                                                                                     17,520,625
Colorado 1.5%
Colorado Health Facilities Authority Hospital
  Revenue - Steamboat Springs Health Care
  Association Project, 5.75%, Due 9/15/22                     5,000,000               4,112,500
Colorado Health Facilities Authority Revenue -
  Rocky Mountain Adventist Project, 6.625%,
  Due 2/01/13                                                 2,550,000               2,499,000
                                                                                  -------------
                                                                                      6,611,500
Connecticut 1.3%
Connecticut Health and EFA Revenue - New
  Opportunities for Waterbury, Inc. Project,
  6.75%, Due 7/01/28                                          3,895,000               3,870,656
Mashantucket Western Pequot Tribe
  Subordinated Special Revenue Bonds:
  Zero %, Due 9/01/15                                         2,000,000                 795,000
  Zero %, Due 9/01/16                                         2,000,000                 735,000
  Zero %, Due 9/01/18                                         1,100,000                 352,000
                                                                                  -------------
                                                                                      5,752,656
Florida 5.7%
Arbor Greene Community Development District
  Special Assessment Revenue, 7.00%,
  Due 5/01/03                                                   100,000                 100,875
Cory Lakes, Florida Community Development
  District Special Assessment Revenue, 8.375%,
  Due 5/01/17                                                 2,750,000               2,897,812

Florida HFA MFHR Refunding - Lake Side Villas
  and Golf Villas at Sabal Palm Project:
  6.75%, Due 12/01/10                                    $    1,000,000           $     952,500
  7.00%, Due 12/01/16                                         2,600,000               2,427,750
  7.25%, Due 12/01/25 (c)                                     4,400,000               4,042,500
Grand Haven Community Development District
  Special Assessment Revenue,
  6.90%, Due 5/01/19                                            970,000                 985,763
Largo, Florida Sun Coast Health System
  Revenue - Sun Coast Hospital Issue,
  6.30%, Due 3/01/20                                          7,795,000               6,742,675
Palm Beach County, Florida Solid Waste IDR -
  Okeelanta Power LP Project:
  6.375%, Due 2/15/07 (Purchased in Default
  on 1/28/98)                                                 1,300,000                 780,000
  6.70%, Due 2/15/15 (Purchased in Default
  on 2/04/98)                                                   500,000                 300,000
Palm Beach County, Florida Solid Waste IDR -
  Osceola Power LP Project, 6.85%, Due 1/01/14
  (Purchased in Default on 1/13/98-2/04/98)                     450,000                 270,000
Pinellas County, Florida EFA Revenue - College
  Harbor Project, 8.50%, Due 12/01/28                         4,685,000               4,749,419
Polk County, Florida HFA Subordinated Revenue -
  Lake Wales Gardens Project,
  Zero %, Due 4/01/20                                         4,385,000                 783,819
                                                                                  -------------
                                                                                     25,033,113
Georgia 5.4%
Atlanta, Georgia Urban Residential Finance
  Authority MFHR - Evergreen Village Estates
  Project, 6.625%, Due 5/01/28                                  605,000                 609,537
Atlanta, Georgia Urban Residential Finance
  Authority MFHR - Park Place Apartments
  Project, 6.75%, Due 3/01/31                                 6,000,000               5,655,000
Dekalb County, Georgia Residential Care Facilities
  for the Elderly Authority First Lien Revenue -
  King's Bridge Retirement Center, Inc. Project:
  8.00%, Due 7/01/06                                            650,000                 688,188
  8.15%, Due 7/01/16                                          2,380,000               2,537,675
  8.25%, Due 7/01/26                                          5,250,000               5,551,875
Fulton County, Georgia Housing Authority
  MFHR - Washington Court Project:
  6.40%, Due 2/01/19                                            765,000                 713,362
  6.50%, Due 2/01/28                                          1,750,000               1,601,250
Fulton County, Georgia Residential Care Facilities
  Revenue - Residential Housing Authority
  Assisted Living Project:
  6.90%, Due 7/01/19                                          1,640,000               1,469,850
  7.00%, Due 7/01/29                                          5,360,000               4,696,700
                                                                                  -------------
                                                                                     23,523,437
Illinois 5.7%
Godfrey, Illinois Revenue - United Methodist
  Village Project, 5.875%, Due 11/15/29                       5,000,000               3,912,500
Illinois DFA Hospital Revenue - Adventist Health
  System/Sunbelt Obligation Project,
  5.50%, Due 11/15/20 (c)                                       950,000                 806,313
Illinois HDA MFHR, 5.00%, Due 7/01/25 (c)                     3,750,000               3,089,062
Metropolitan Pier and Exposition Authority
  Hospitality Facilities Revenue - McCormick Place
  Convention Project, 7.00%, Due 7/01/26                      3,000,000               3,581,250
Riverdale, Illinois Environmental Improvement
  Revenue - Acme Metals, Inc. Project:
  7.90%, Due 4/01/24 (Defaulted Effective 9/29/98)            2,500,000               2,250,000
  7.95%, Due 4/01/25 (Defaulted Effective 9/29/98)            5,000,000               4,500,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)               August 31, 2000
--------------------------------------------------------------------------------

STRONG HIGH-YIELD MUNICIPAL BOND FUND (continued)

                                                                 Shares or
                                                                  Principal                 Value
                                                                   Amount                  (Note 2)
-------------------------------------------------------------------------------------------------------
Robbins, Illinois Resource Recovery Revenue -
  Restructuring Project:
  Zero %, Due 10/15/09                                          $    1,706,885            $     793,702
  7.25%, Due 10/15/09                                                  850,426                  844,048
  7.25%, Due 10/15/24                                                3,676,918                3,534,437
  Series A, 8.375%, Due 10/15/16 (Currently
  Accruing at 0%)                                                    5,480,468                1,370,117
  Series B, 8.375%, Due 10/15/16 (Currently
  Accruing at 0%)                                                    2,144,531                  536,133
                                                                                          -------------
                                                                                             25,217,562
Indiana 6.0%
Indiana Health Facility Financing Authority
  Revenue - Hamilton Communities, Inc.
  Project, 6.50%, Due 1/01/30                                       18,200,000               15,652,000
Indianapolis, Indiana EDR MFHR - Post Pointe
  Apartments Project:
  8.30%, Due 3/01/06                                                   480,000                  480,000
  8.40%, Due 3/01/11                                                   710,000                  707,338
  8.75%, Due 3/01/27                                                 6,540,000                6,540,000
St. Joseph County, Indiana EDR - Hamilton
  Communities Obligation Group Project,
  7.15%, Due 7/01/29                                                 3,155,000                3,131,337
                                                                                          -------------
                                                                                             26,510,675
Iowa 4.8%
Cedar Rapids, Iowa First Mortgage Revenue -
  Cottage Grove Place Project:
  5.875%, Due 7/01/28 (c)                                            7,635,000                6,174,806
  9.00%, Due 7/01/25 (Pre-Refunding
  at $102 on 7/01/05) (c)                                            6,000,000                7,207,500
Iowa Finance Authority Elder Care Facility First
  Mortgage Revenue - Amity Fellowserve-Iowa,
  Inc. Project, 6.00%, Due 10/01/28                                  8,820,000                7,485,975
                                                                                          -------------
                                                                                             20,868,281
Kentucky 2.8%
Kuttawa, Kentucky First Mortgage Revenue -
  GF/Kentucky, Inc. Project, 6.75%, Due 3/01/29                      2,900,000                2,504,875
Morgantown, Kentucky Solid Waste Disposal
  Facilities Revenue - IMCO Recycling, Inc. Project:
  6.00%, Due 5/01/23                                                 4,100,000                3,638,750
  7.65%, Due 5/01/16                                                 5,740,000                5,991,125
                                                                                          -------------
                                                                                             12,134,750
Louisiana 1.6%
Iberia Parish, Louisiana Hospital Service District
  Number 1 Revenue, 8.00%, Due 5/26/16                               2,100,000                1,974,000
Louisiana Local Government Environment
  Facilities Community Development Authority
  Revenue - Capital Projects and Equipment
  Acquisition Program, 6.55%, Due 9/01/25 (b)                        2,000,000                2,080,000
Louisiana Public Facilities Authority Revenue -
  Progressive Healthcare Providers, Inc.
  Developmental Centers Project,
  6.375%, Due 10/01/28                                               3,350,000                2,935,438
                                                                                          -------------
                                                                                              6,989,438
Massachusetts 4.6%
Massachusetts Development Finance Agency
  Revenue Health Care Facility Alliance,
  7.10%, Due 7/01/32                                                 2,000,000                1,860,000
Massachusetts Health and EFA Revenue - Saints
  Memorial Medical Center Project, 5.75%,
  Due 10/01/06                                                       1,885,000                1,720,062
Massachusetts Industrial Finance Agency
  Assisted Living Facility Revenue - TNG Marina
  Bay LLC Project, 7.50%, Due 12/01/27                               4,220,000                4,214,725
Massachusetts Industrial Finance Agency Health
  Care Facility Revenue - Metro Health
  Foundation of Massachusetts, Inc. Project,
  6.75%, Due 12/01/27                                           $    3,000,000            $   2,733,750
Massachusetts State Development Finance Agency
  Revenue - Developmental Disabilities, Inc.
  Project, 8.00%, Due 6/01/20                                        9,675,000                9,844,313
                                                                                          -------------
                                                                                             20,372,850
Michigan 1.9%
Michigan Strategic Fund Resource Recovery
  Limited Obligation Revenue - Central Wayne
  Energy Recovery LP Project:
  6.90%, Due 7/01/19                                                 2,200,000                2,029,500
  7.00%, Due 7/01/27                                                 6,800,000                6,196,500
                                                                                          -------------
                                                                                              8,226,000
Minnesota 3.0%
Rochester, Minnesota MFHR - Wedum Shorewood
  Campus Project, 6.60%, Due 6/01/36                                 5,350,000                4,982,187
St. Paul, Minnesota Housing and Redevelopment
  Authority Hospital Facility Revenue -
  HealthEast Project:
  5.50%, Due 11/01/09                                                1,580,000                1,386,450
  Series A, 6.625%, Due 11/01/17                                     3,000,000                2,636,250
  Series B, 6.625%, Due 11/01/17                                     3,320,000                2,917,450
Washington County, Minnesota Housing and
  Redevelopment Authority Hospital Facility
  Revenue - HealthEast Project,
  5.375%, Due 11/15/18                                               1,840,000                1,400,700
                                                                                          -------------
                                                                                             13,323,037
Missouri 1.8%
Saline County, Missouri IDA Health Facilities
  Revenue - John Fitzgibbon Memorial Hospital,
  Inc. Project, 6.50%, Due 12/01/28                                  5,465,000                4,481,300
Springfield, Missouri Land Clearance
  Redevelopment Authority Industrial Revenue
  Refunding - University Plaza Project,
  6.90%, Due 10/01/16                                                3,440,000                3,341,100
                                                                                          -------------
                                                                                              7,822,400
Montana 0.2%
Crow Finance Authority Tribal Purpose Revenue,
  5.70%, Due 10/01/27                                                1,000,000                  948,750

New Hampshire 0.5%
New Hampshire Business Finance Authority
  Revenue Air Cargo Facility - Pease LLC Project,
  6.75%, Due 4/01/24                                                 2,450,000                2,275,438

New Jersey 4.2%
Camden County, New Jersey Improvement
  Authority Lease Revenue - Kaighn Port Marine
  Terminal A Project, 8.00%, Due 6/01/27                             4,890,000                4,938,900
New Jersey EDA Assisted Living Revenue -
  Meridian Assisted Living Project,
  6.75%, Due 8/01/30                                                 5,000,000                4,381,250
New Jersey EDA EDR - Kapkowski Road Landfill
  Reclamation Improvement District Project:
  Zero %, Due 4/01/04                                                  160,000                  128,600
  Zero %, Due 4/01/05                                                  310,000                  233,275
  Zero %, Due 4/01/06                                                1,020,000                  717,825
  Zero %, Due 4/01/07                                                1,025,000                  672,656
  Zero %, Due 4/01/09                                                1,020,000                  583,950
  6.375%, Due 4/01/31                                                7,000,000                6,921,250
                                                                                          -------------
                                                                                             18,577,706
New York 0.5%
Rockland County, New York IDA Civic Facility
  Revenue - Dominican College Project, 6.25%,
  Due 5/01/28                                                        2,275,000                2,081,625

-------------------------------------------------------------------------------------------------------
STRONG HIGH-YIELD MUNICIPAL BOND FUND (continued)


                                                                 Shares or
                                                                  Principal                 Value
                                                                   Amount                  (Note 2)
-------------------------------------------------------------------------------------------------------
North Carolina 3.9%
Charlotte, North Carolina Special Facilities
  Revenue - Douglas International Airport-
  US Airways Project, 7.75%, Due 2/01/28 (b)                    $    1,250,000            $   1,207,812
Fletcher, North Carolina First Mortgage
  Housing Revenue - Avery's View Retirement
  Facilities, Inc. Project, 7.00%, Due 3/01/28
  (Rate Reset Effective 3/01/05)
  (Defaulted Effective 8/24/00)                                     15,000,000               12,750,000
Macon County, North Carolina HFC Revenue -
  Chestnut Hill Highlands Project, 8.50%,
  Due 7/01/27 (Defaulted Effective 8/09/99)                          8,145,000                3,176,550
                                                                                          -------------
                                                                                             17,134,362
Ohio 3.9%
Akron, Ohio COP - Akron Municipal Baseball
  Stadium Project, Zero %, Due 12/01/16
  (Rate Reset Effective 12/01/01)                                    1,500,000                1,490,625
Cleveland, Ohio Airport Special Revenue
  Refunding - Continental Airlines, Inc. Project:
  5.50%, Due 12/01/08                                                4,045,000                3,827,581
  5.70%, Due 12/01/19                                                4,000,000                3,510,000
Cuyahoga County, Ohio MFHR -
  The Park Lane Apartments Project:
  7.80%, Due 7/01/07                                                   470,000                  467,063
  7.90%, Due 7/01/12                                                   680,000                  671,500
  8.25%, Due 7/01/28                                                 1,930,000                1,879,337
Medina County, Ohio EDR MFHR -
  Camelot Place, Ltd. Project,
  8.375%, Due 10/01/23                                                 400,000                  386,500
Ohio Air Quality Development Authority PCR -
  Ohio Edison Project, 5.80%, Due 6/01/16
  (Mandatory Put at $100 on 12/01/04)                                1,525,000                1,559,313
Pike County, Ohio Hospital Facilities Revenue -
  Pike Health Services, Inc. Project,
  6.75%, Due 7/01/17                                                 3,660,000                3,426,675
                                                                                          -------------
                                                                                             17,218,594
Pennsylvania 9.5%
Allegheny County, Pennsylvania Hospital
  Development Authority Revenue -
  Health System Project:
  9.25%, Due 11/15/22                                                1,000,000                  955,000
  9.25%, Due 11/15/30                                                4,000,000                3,770,000
Bucks County, Pennsylvania IDA CDR -
  Attleboro Associates, Ltd. Nursing
  Facility Project:
  8.00%, Due 12/01/05                                                  570,000                  594,937
  8.25%, Due 6/01/11                                                 3,025,000                3,180,031
Delaware County, Pennsylvania Authority
  Health Care Facility First Mortgage Revenue -
  GF/Longwood Care, Inc. Project:
  8.50%, Due 4/15/10                                                   530,000                  522,050
  9.00%, Due 4/15/25                                                 5,860,000                5,735,475
Horsham, Pennsylvania IDA CDA Health Care
  Facilities Revenue - GF/Pennsylvania Properties,
  Inc. Project:
  7.375%, Due 9/01/08                                                  440,000                  429,550
  8.375%, Due 9/01/24                                                6,000,000                6,007,500
Montgomery County, Pennsylvania
  IDA Revenue - Wordsworth Academy Project,
  8.00%, Due 9/01/24                                                 6,840,000                6,908,400
Pennsylvania EDFA Qualified Residential
  Rent Project Revenue - RSI Properties/Butler
  LLC Project, 8.00%, Due 9/01/27
  (Defaulted Effective 9/01/99)                                      3,000,000                1,905,000
Pennsylvania EDFA Qualified Residential Rent
  Project Revenue - RSI Properties/Greensburg
  LLC Project, 8.00%, Due 9/01/27
  (Defaulted Effective 9/01/99)                                 $    3,000,000            $   1,905,000
Philadelphia, Pennsylvania Hospitals and
  Higher EFA Revenue - Temple University
  Children's Medical Center Project,
  5.75%, Due 6/15/29                                                 7,105,000                5,852,744
Scranton-Lackawanna, Pennsylvania Health
  and Welfare Authority Hospital Revenue -
  Marian Community Hospital Project,
  7.125%, Due 1/15/13                                                1,000,000                  997,500
Wilkinsburg, Pennsylvania Municipal Authority
  Health Facilities Revenue - Monroeville
  Christian Project, 8.25%, Due 3/01/27                              3,000,000                3,026,250
                                                                                          -------------
                                                                                             41,789,437
South Carolina 6.6%
Connector 2000 Association, Inc. Subordinate
  Capital Appreciation Toll Road Revenue -
  Greenville, South Carolina Southern
  Connector Project:
  Zero %, Due 1/01/15                                                4,400,000                1,430,000
  Zero %, Due 1/01/16                                                4,600,000                1,380,000
  Zero %, Due 1/01/17                                                5,600,000                1,554,000
  Zero %, Due 1/01/18                                                5,800,000                1,486,250
  Zero %, Due 1/01/19                                                5,900,000                1,401,250
  Zero %, Due 1/01/23                                                7,400,000                1,258,000
  Zero %, Due 1/01/24                                                7,500,000                1,171,875
  Zero %, Due 1/01/25                                                8,700,000                1,261,500
  Zero %, Due 1/01/26                                                9,000,000                1,203,750
  Zero %, Due 1/01/27                                                9,100,000                1,126,125
  Zero %, Due 1/01/28                                                9,300,000                1,057,875
  Zero %, Due 1/01/29                                               10,500,000                1,102,500
  Zero %, Due 1/01/30                                               10,800,000                1,053,000
  Zero %, Due 1/01/31                                               11,000,000                  990,000
  Zero %, Due 1/01/32                                               11,200,000                  924,000
  Zero %, Due 1/01/33                                               11,500,000                  876,875
  Zero %, Due 1/01/34                                               11,700,000                  833,625
  Zero %, Due 1/01/35                                               12,000,000                  780,000
  Zero %, Due 1/01/36                                               12,200,000                  732,000
  Zero %, Due 1/01/37                                               12,400,000                  697,500
  Zero %, Due 1/01/38                                               17,200,000                  881,500
Loris, South Carolina Community Hospital
  District Hospital Revenue, 5.625%, Due 1/01/29                     2,350,000                1,882,938
South Carolina Jobs - EDA Solid Waste Recycling
  Facilities Revenue - Santee River Rubber Project,
  8.00%, Due 12/01/14                                                4,000,000                3,760,000
                                                                                          -------------
                                                                                             28,844,563
South Dakota 0.4%
Mobridge, South Dakota Health Care Facilities
  Revenue - Mobridge Regional Hospital Project,
  6.50%, Due 12/01/22                                                1,860,000                1,615,875

Tennessee 0.3%
Memphis, Tennessee Health Educational and
  Housing Facility Board MFHR - Hickory Pointe
Apartments Project, 8.50%, Due 7/01/10                               1,250,000                1,260,937

Texas 2.6%
DeSoto, Texas IDA IDR - Wintergreen Commercial
  Partnership Project, 7.00%, Due 1/01/17                            3,611,848                3,611,848
Hidalgo County, Texas Health Services
  Corporation Hospital Revenue - Mission
  Hospital, Inc. Project, 6.75%, Due 8/15/16                         3,000,000                2,966,250

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              August 31, 2000
-------------------------------------------------------------------------------
STRONG HIGH-YIELD MUNICIPAL BOND FUND (continued)


                                                     Shares or
                                                     Principal        Value
                                                     Amount          (Note 2)
--------------------------------------------------------------------------------
Jefferson County, Texas Health Facilities
  Development Corporation Hospital Revenue -
  Baptist Health Care System Project,
  8.30%, Due 10/01/14                             $  4,630,000     $  4,681,671
                                                                   ------------
                                                                     11,259,769
Virginia 5.7%
Alexandria, Virginia Redevelopment and Housing
  Authority MFHR Refunding - Park at Landmark
  Project, 8.75%, Due 12/01/29
  (Mandatory Put at $100 on 7/01/05) (b)             4,000,000        4,000,000
Alexandria, Virginia Redevelopment and Housing
  Authority MFHR Refunding - Park Center
  Apartments Project, 6.375%, Due 4/01/34 (c)       14,400,000       12,852,000
Peninsula Ports Authority of Virginia Port
  Facility Revenue Refunding - Ziegler Coal
  Project, 6.90%, Due 5/02/22                       12,000,000        6,600,000
Virginia Small Business Financing Authority IDR -
  Albion Enterprises LLC Project,
  6.40%, Due 1/01/14                                 1,750,000        1,647,188
                                                                     ----------
                                                                     25,099,188
Wisconsin 5.5%
Brookfield, Wisconsin IDR Refunding - Midway
  Motor Lodge Project, 8.40%, Due 4/01/12            4,755,000        5,105,681
Wisconsin Health and EFA Revenue - Divine
  Savior Hospital, Inc. Project, 5.70%, Due 6/01/28  3,000,000        2,351,250
Wisconsin Health and EFA Revenue - FH Healthcare
  Development, Inc. Project, 6.25%, Due 11/15/28     3,000,000        2,520,000
Wisconsin Health and EFA Revenue - Heartland-
  Edgerton Group Project, 9.00%, Due 11/15/25        2,435,000        2,386,300
Wisconsin Health and EFA Revenue -
  National Regency of New Berlin, Inc. Project:
  7.75%, Due 8/15/15                                 4,690,000        4,871,737
  8.00%, Due 8/15/25                                 6,415,000        6,679,619
                                                                     ----------
                                                                     23,914,587
Wyoming 0.5%
Teton County, Wyoming Hospital District Hospital
  Revenue Refunding and Improvement,
  5.80%, Due 12/01/17                                2,200,000        2,175,250
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost $479,177,211)                           427,585,249
--------------------------------------------------------------------------------

Taxable Municipal Bonds 0.2%
Iowa
Iowa Finance Authority Elder Care Facility First
  Mortgage Revenue - Amity Fellowserve-Iowa,
  Inc. Project, 7.00%, Due 10/01/06                    860,000          809,475
--------------------------------------------------------------------------------
Total Taxable Municipal Bonds (Cost $860,000)                           809,475
--------------------------------------------------------------------------------

Short-Term Investments (a) 2.5%
Municipal Money Market Funds
Multiple States
Strong Municipal Money Market Fund (d)              11,050,000       11,050,000
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $11,050,000)                      11,050,000
--------------------------------------------------------------------------------

Total Investments in Securities (Cost $491,087,211) 100.2%          439,444,724
Other Assets and Liabilities, Net (0.2%)                               (725,767)
--------------------------------------------------------------------------------
Net Assets 100.0%                                                  $438,718,957
================================================================================

FUTURES
--------------------------------------------------------------------------------
                                                    Underlying
                                    Expiration      Face Amount     Unrealized
                                      Date           at Value      Depreciation
--------------------------------------------------------------------------------
Sold:
205 Municipal Bond Futures            12/00        $ 20,333,438    $     66,094
--------------------------------------------------------------------------------
STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND


                                                     Shares or
                                                     Principal        Value
                                                     Amount          (Note 2)
-------------------------------------------------------------------------------
Municipal Bonds 74.5%
Alabama 3.5%
West Jefferson, Alabama Amusement and Public
  Park Authority First Mortgage Revenue -
  Visionland Alabama Project,
  5.875%, Due 2/01/06                              $  6,510,000    $  4,947,600

Alaska 0.9%
Juneau, Alaska City and Borough Nonrecourse
  Revenue - St. Ann's Care Center Project,
  5.875%, Due 12/01/04                                1,350,000       1,306,125

American Samoa 0.8%
Territory of American Samoa GO
  Refunding, 5.75%, Due 9/01/03                       1,115,000       1,137,300

Arizona 0.4%
Winslow, Arizona IDA Hospital Revenue -
  Winslow Memorial Hospital Project,
  4.95%, Due 6/01/03                                    570,000         552,900

California 0.4%
Los Angeles, California Regional Airports
  Improvement Corporation Lease Revenue
  Facilities - Continental Airlines Project,
  9.25%, Due 8/01/24                                     84,027          94,425
Tustin, California Unified School District BAN -
  Community Facilities Project, 6.10%,
  Due 9/01/02                                           500,000         501,250
                                                                   ------------
                                                                        595,675
Colorado 3.8%
Black Hawk, Colorado Business Improvement
  District Special Assessment - Gilpin County
  Project, 6.00%, Due 12/01/09                        1,075,000       1,053,500
Black Hawk, Colorado Business Improvement
  District Special Assessment - The Lodge At
  Black Hawk Project, 6.25%, Due 12/01/11             1,825,000       1,731,469
Colorado Health Facilities Authority Hospital
  Revenue - Steamboat Springs Health Care
  Association Project:
  4.30%, Due 9/15/01                                    115,000         113,040
  4.40%, Due 9/15/02                                    380,000         371,925
  4.70%, Due 9/15/05                                     85,000          81,494
  4.80%, Due 9/15/01                                    245,000         243,596
  4.80%, Due 9/15/06                                    455,000         433,956
  4.90%, Due 9/15/02                                    230,000         224,825
  4.90%, Due 9/15/07                                     20,000          18,975
Meridian, Colorado Metropolitan District GO,
  7.00%, Due 12/01/01                                 1,000,000       1,027,500
                                                                   ------------
                                                                      5,300,280
Connecticut 0.9%
Connecticut Health and EFA Revenue -
  New Opportunities for Waterbury, Inc.
  Project, 6.75%, Due 7/01/13                         1,205,000       1,206,410

District of Columbia 1.1%
District of Columbia Revenue - American
  Geophysical Union Project, 5.50%,
  Due 9/01/03                                           585,000         582,806
District of Columbia Revenue - Methodist
  Home Issue, 4.80%, Due 1/01/05                        985,000         939,444
                                                                   ------------
                                                                      1,522,250
Florida 4.7%
Arbor Greene Community Development
  District Special Assessment Revenue,
  7.00%, Due 5/01/03                                     80,000          80,700

--------------------------------------------------------------------------------

                                                     Shares or
                                                     Principal      Value
                                                      Amount       (Note 2)
--------------------------------------------------------------------------------

Grand Haven Community Development
  District Special Assessment Revenue,
  6.30%, Due 5/01/02                              $  2,300,000    $  2,311,500
Leon County, Florida IDR - Beverly Enterprises-
  Florida, Inc. Project, 9.80%, Due 6/01/11            785,000         813,794
Orlando and Orange County, Florida
  Expressway Authority Revenue Refunding,
  5.95%, Due 7/01/23                                    10,000          10,050
Tarpon Springs, Florida Health Facilities
  Authority Hospital Revenue Refunding -
  Tarpon Springs Hospital Foundation Project,
  8.75%, Due 5/01/12                                 3,420,000       3,442,435
                                                                     ---------
                                                                     6,658,479
Georgia 0.7%
Atlanta, Georgia Urban Residential Finance
  Authority MFHR - Park Place Apartments
  Project, 6.00%, Due 9/01/06                        1,060,000       1,032,175

Hawaii 0.0%
Hawaii Department of Transportation Special
  Facility Revenue - Continental Airlines, Inc.
  Project, 9.60%, Due 6/01/08                           50,000          51,000

Idaho 0.0%
Idaho Student Loan Fund Marketing
  Association, Inc. Student Loan Revenue,
  5.10%, Due 10/01/02                                   10,000           9,988

Illinois 8.6%
Chicago, Illinois O'Hare International Airport
  Special Facilities Revenue - American Airlines,
  Inc. Project, 7.875%, Due 11/01/25                   165,000         168,899
Granite City, Illinois Hospital Revenue Refunding -
  St. Elizabeth Medical Center Project,
  8.125%, Due 6/01/08                                  795,000         765,187
Hoopeston, Illinois Hospital Capital Improvement
  Revenue Refunding - Hoopeston Community
  Memorial Hospital Project, 5.25%, Due 11/15/03       490,000         474,075
Illinois DFA IDR Refunding - Great Plains Hotel
  Corporation of Illinois Project,
  7.50%, Due 4/01/16                                   485,000         486,111
Illinois DFA MFHR - Town and Garden
  Apartments Project, 7.20%, Due 9/01/08 (c)         2,250,000       2,311,875
Illinois DFA Revenue - Community Rehabilitation
  Providers Project, 5.00%, Due 7/01/04              1,010,000         967,075
Illinois Health Facilities Authority Revenue,
  6.724%, Due 6/19/15 (Pre-Refunding
  at $102 on 6/07/02)                                3,000,000       3,161,250
Illinois Health Facilities Authority Revenue -
  Riverside Health System Project,
  5.90%, Due 11/15/02 (c)                              445,000         448,894
Illinois Health Facilities Authority Revenue
  Refunding - Bohemian-Tabor Hills Project,
  5.90%, Due 11/15/21                                1,700,000       1,570,375
Illinois Health Facilities Authority Revenue
  Refunding - Lifelink Corporation Obligated
  Group Project, 5.95%, Due 2/15/21                  2,000,000       1,712,500
                                                                    ----------
                                                                    12,066,241
Indiana 3.9%
Anderson, Indiana EDR Refunding and
  Improvement - Anderson University Project,
  5.05%, Due 10/01/03                                2,930,000       2,904,363
Indiana Health Facility Financing Authority
  Revenue - Hamilton Communities, Inc.
  Project, 6.00%, Due 1/01/10                        2,800,000       2,569,000
                                                                    ----------
                                                                     5,473,363


Iowa 1.6%
Harlan, Iowa Revenue - American Baptist
  Homes of the Midwest - Baptist Memorial
  Home Project, 5.875%, Due 5/15/23               $    920,000    $    752,100
Ottumwa, Iowa Hospital Facility Revenue
  Refunding and Improvement - Ottumwa
  Regional Health Center, Inc. Project, 6.00%,
  Due 10/01/18                                          25,000          23,031
Ottumwa, Iowa Revenue Refunding -
  Regional Retirement Living Project,
  5.90%, Due 2/15/24                                 1,740,000       1,498,575
                                                                     ---------
                                                                     2,273,706
Kansas 1.3%
Topeka, Kansas Industrial Revenue Refunding -
  Reser's Fine Foods, Inc. Project:
  5.20%, Due 4/01/03                                   300,000         294,000
  5.30%, Due 4/01/04                                   300,000         292,875
Wathena, Kansas IDR - Skyjack Equipment,
  Inc. Project:
  5.15%, Due 5/01/02                                   390,000         384,150
  5.25%, Due 5/01/03                                   130,000         127,075
  5.40%, Due 5/01/04                                   345,000         335,944
  5.50%, Due 5/01/05                                   335,000         324,531
                                                                     ---------
                                                                     1,758,575
Kentucky 2.6%
Jefferson County, Kentucky Health Facilities
  Revenue Refunding - Beverly Enterprises,
  Inc. Project, 5.40%, Due 5/01/03                     430,000         419,250
Kenton County, Kentucky Airport Board
  Special Facilities Revenue - Mesaba Aviation,
  Inc. Project, 6.00%, Due 7/01/05                     985,000         980,075
Kentucky EDFA Hospital System Refunding
  and Improvement Revenue - Appalachian
  Regional Healthcare, Inc. Project, 5.10%,
  Due 10/01/03                                         250,000         229,687
Logan and Todd Counties, Kentucky Regional
  Water Commission BAN Revenue, 5.50%,
  Due 8/01/03 (b)                                    2,000,000       2,007,500
                                                                     ---------
                                                                     3,636,512
Louisiana 0.1%
Hodge, Louisiana Utility Revenue - Stone
  Container Corporation Project, 9.00%,
  Due 3/01/10                                          100,000         102,313

Maryland 0.7%
Baltimore County, Maryland IDR -
  Barre-National, Inc. Equipment Project,
  6.875%, Due 7/01/09                                1,200,000       1,042,500

Massachusetts 3.6%
Massachusetts Development Finance Agency
  Revenue - Developmental Disabilities, Inc.
  Project, 7.25%, Due 6/01/04                        1,070,000       1,078,025
Massachusetts Development Finance Agency
  Revenue Health Care Facility Alliance,
  6.50%, Due 7/01/03                                   820,000         802,575
Massachusetts Health and EFA Revenue -
  Saints Memorial Medical Center Project,
  5.50%, Due 10/01/02                                1,880,000       1,830,650
Massachusetts Industrial Finance Agency Health
  Care Facility Revenue - Metro Health
  Foundation of Massachusetts, Inc. Project,
  6.25%, Due 12/01/03                                1,420,000       1,379,175
                                                                     ---------
                                                                     5,090,425

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)               August 31, 2000
--------------------------------------------------------------------------------

STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND (continued)

                                                         Shares or
                                                         Principal      Value
                                                          Amount        (Note 2)
--------------------------------------------------------------------------------

Minnesota 3.2%
Burnsville, Minnesota CDR Refunding - Holiday
 Inn Project, 5.875%, Due 4/01/08                     $ 1,430,000    $ 1,430,200
Maplewood, Minnesota Health Care Facility
 Revenue - HealthEast Project:
 5.70%, Due 11/15/02                                    1,000,000        977,500
 5.80%, Due 11/15/03                                    1,400,000      1,356,250
St. Paul, Minnesota Housing and Redevelopment
 Authority Hospital Revenue - HealthEast
 Project, 4.75%, Due 11/01/01                             750,000        730,313
                                                                     -----------
                                                                       4,494,263
Missouri 1.5%
Columbia, Missouri IDR - American Air Filter
 Company, Inc. Project, 7.45%, Due 7/01/04                915,000        916,427
Ellisville, Missouri IDA IDR Refunding -
 Gambrill Gardens Project:
 4.80%, Due 6/01/02                                       110,000        107,800
 5.10%, Due 6/01/05                                       125,000        118,437
 5.20%, Due 6/01/06                                       135,000        126,731
Saline County, Missouri IDA Health Facilities
 Revenue - John Fitzgibbon Memorial
 Hospital, Inc. Project, 5.75%, Due 12/01/03              840,000        804,300
                                                                     -----------
                                                                       2,073,695
New Hampshire 0.6%
New Hampshire Higher Educational and Health
 Facilities Authority Revenue - New England
 College Project, 5.375%, Due 3/01/05                     845,000        821,763

New Mexico 1.1%
Santa Fe County, New Mexico Project Revenue -
 El Castillo Retirement Residences Project,
 5.80%, Due 5/15/18 (c)                                 1,835,000      1,582,687

New York 1.0%
Monroe County, New York IDR Agency -
 Empire Sports Project, 6.50%, Due 3/01/08              1,105,000      1,080,138
Rockland County, New York IDR Civic Facility
 Agency - Dominican College Project,
 5.50%, Due 5/01/02                                       390,000        385,612
                                                                     -----------
                                                                       1,465,750
North Carolina 0.7%
Fletcher, North Carolina First Mortgage
 Housing Revenue - Avery's View Retirement
 Facilities, Inc. Project, 8.00%, Due 3/01/10
 (Defaulted Effective 8/24/00)                          1,000,000        850,000
North Carolina Medical Care Commission Health
 Care Facilities First Mortgage Revenue - DePaul
 Community Facilities Project,
 5.75%, Due 1/01/03                                       210,000        203,963
                                                                     -----------
                                                                       1,053,963
Ohio 4.3%
Cleveland, Ohio Airport Special Revenue
 Refunding - Continental Airlines, Inc. Project,
 5.25%, Due 12/01/02 (c)                                5,475,000      5,440,781
Cuyahoga County, Ohio MFHR - The Park
 Lane Apartments Project, 7.70%, Due 7/01/02              145,000        144,819
Dayton, Ohio Special Facilities Revenue - AFCO
 Cargo Day LLC Project, 5.875%, Due 4/01/04               400,000        391,000
                                                                     -----------
                                                                       5,976,600
Oklahoma 0.3%
Leflore County, Oklahoma Hospital Authority
 Hospital Revenue:
 5.25%, Due 6/01/02                                       235,000        229,712
 5.45%, Due 6/01/03                                       260,000        251,225
                                                                     -----------
                                                                         480,937
Pennsylvania 4.6%
Bucks County, Pennsylvania IDA CDR - Attleboro
 Associates, Ltd. Nursing Facility Project,
 8.00%, Due 12/01/05                                  $ 1,065,000    $ 1,111,594
Clarion County, Pennsylvania IDA Health
 Facilities Revenue Refunding - Beverly
 Enterprises, Inc. Project, 5.50%, Due 5/01/03            450,000        439,313
Dauphin County, Pennsylvania Subordinated
 Office and Parking Revenue - River Front
 Office Center Project, 5.35%, Due 1/01/02                395,000        391,544
Harrisburg, Pennsylvania Authority Office and
 Parking Revenue, 5.25%, Due 5/01/02                      545,000        539,550
Pennsylvania EDFA Qualified Residential Rent
 Project Revenue - RSI Properties/Butler LLC
 Project, 7.00%, Due 9/01/02
 (Defaulted Effective 9/01/99)                            300,000        190,500
Pennsylvania EDFA Qualified Residential Rent
 Project Revenue - RSI Properties/Greensburg
 LLC Project, 7.00%, Due 9/01/02
 (Defaulted Effective 9/01/99)                            300,000        190,500
Philadelphia, Pennsylvania Hospitals and Higher
 EFA Revenue - Chestnut Hill Hospital Project,
 6.50%, Due 11/15/22                                    1,500,000      1,425,000
Philadelphia, Pennsylvania Hospitals and Higher
 EFA Revenue - Temple University Children's
 Medical Center Project, 4.55%, Due 6/15/02               470,000        455,312
Westmoreland County, Pennsylvania IDA Health
 Care Facilities Revenue Refunding - Redstone
 Presbyterian Senior Care Obligated Group
 Project, 5.90%, Due 11/15/21                           1,915,000      1,651,688
                                                                     -----------
                                                                       6,395,001
South Carolina 0.7%
Richland County, South Carolina PCR
 Refunding - Union Camp Corporation
 Project, 6.10%, Due 11/01/04                             900,000        930,375

South Dakota 0.3%
Lincoln County, South Dakota Revenue -
 American Baptist Homes of the Midwest-
Trail Ridge Project, 5.875%, Due 11/15/21                 445,000        362,119

Texas 5.7%
DeSoto, Texas IDA IDR - Wintergreen
 Commercial Partnership Project,
 7.00%, Due 1/01/17                                     1,358,785      1,358,785
Jefferson County, Texas Health Facilities
 Development Corporation Hospital
 Revenue - Baptist Health Care System
 Project, 8.875%, Due 6/01/21 (c)                       5,650,000      5,662,712
Matagorda County, Texas Navigation District
 Number 1 Revenue Refunding - Reliant
 Energy, Inc. Project, 5.20%, Due 5/01/29               1,000,000      1,001,250
                                                                       ---------
                                                                       8,022,747
Vermont 1.7%
Vermont Educational and Health Buildings
 Financing Agency Revenue - Vermont Council
 of Developmental and Mental Health
 Project, 6.20%, Due 12/15/05                           1,790,000      1,734,063
Vermont Educational and Health Buildings
 Financing Agency Revenue Health Care Facility -
Copley Manor Project, 5.40%, Due 4/01/06                  710,000        667,400
                                                                     -----------
                                                                       2,401,463

--------------------------------------------------------------------------------
STRONG STRONG-TERM HIGH YIELD MUNICIPAL FUND (continued)

                                                                              Shares or
                                                                              Principal                   Value
                                                                                Amount                 (Note 2)
---------------------------------------------------------------------------------------------------------------
Virginia 3.0%
Alexandria, Virginia Redevelopment and Housing
  Authority MFHR Refunding - Park at Landmark
  Project, 8.50%, Due 12/01/29 (Mandatory Put
  at $100 on 7/01/02) (b)                                                   $ 2,000,000            $  2,000,000
Hampton, Virginia Redevelopment and Housing
  Authority First Mortgage Revenue
  Refunding - Olde Hampton Project,
  6.00%, Due 7/01/03                                                          1,020,000               1,009,800
Metropolitan Washington D.C. Airports
  Authority, Virginia General Airport
  Revenue, 7.25%, Due 10/01/10                                                1,000,000               1,021,680
Virginia Small Business Financing Authority
  IDR - Albion Enterprises LLC Project,
  6.00%, Due 1/01/02                                                            250,000                 247,812
                                                                                                   ------------
                                                                                                      4,279,292
West Virginia 0.1%
Harrison County, West Virginia CDR
  Refunding - Kmart Corporation Project,
  7.625%, Due 12/01/04                                                           80,000                  83,200

Wisconsin 5.2%
Madison, Wisconsin IDR - McCaughey
  Development Association Project,
  5.875%, Due 4/01/10                                                           975,000                 917,719
Menomonee Falls, Wisconsin BAN,
  4.875%, Due 7/01/02                                                         1,000,000               1,002,680
Wisconsin Health and EFA Revenue - Attic
  Angel Obligation Group Project,
  6.00%, Due 11/15/28                                                         1,000,000                 825,000
Wisconsin Health and EFA Revenue - Divine
  Savior Hospital, Inc. Project:
  4.30%, Due 6/01/02                                                            220,000                 214,775
  4.45%, Due 6/01/03                                                            225,000                 216,844
  4.60%, Due 6/01/04                                                            240,000                 228,300
Wisconsin Health and EFA Revenue -
  FH Healthcare Development, Inc. Project,
  5.00%, Due 11/15/02                                                         1,360,000               1,319,200
Wisconsin Health and EFA Revenue - Kenosha
  Hospital and Medical Center Project,
  4.50%, Due 5/15/02                                                            560,000                 552,300
Wisconsin Health and EFA Revenue - Lutheran Home
  Project, 7.00%, Due 9/01/25                                                    30,000                  30,113
Wisconsin Health and EFA Revenue - Marquette
  University Project, 6.45%, Due 12/01/19
  (Pre-Refunding at $101 on 12/01/04)                                           675,000                 733,219
Wisconsin Health and EFA Revenue - Oakwood
  Project, 5.90%, Due 8/15/28                                                 1,565,000               1,240,262
                                                                                                   ------------
                                                                                                      7,280,412
Wyoming 0.9%
Teton County, Wyoming Hospital District
  Hospital Revenue Refunding and
  Improvement, 4.85%, Due 12/01/02                                            1,265,000               1,227,050
---------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $110,148,471)                                                           104,695,134
---------------------------------------------------------------------------------------------------------------

Variable Rate Put Bonds 12.5%
Arizona 1.8%
Maricopa County, Arizona Pollution Control
  Corporation PCR Refunding - El Paso
  Electric Company Project, 6.15%, Due 12/01/14
  (Putable at $100 on 8/01/02)                                                2,500,000               2,503,125

Florida 1.4%
St. John's County, Florida IDA IDR
  Refunding - Vicar's Landing Project, 5.125%,
  Due 2/15/17 (Putable at $100 and Rate
  Reset Effective 2/15/04)                                                  $ 2,000,000            $  1,922,500

Montana 0.7%
Forsyth, Montana PCR Refunding - Portland
  General Electric Company Project, 4.60%,
  Due 5/01/33 (Putable at $100 and Rate
  Reset Effective 5/01/03)                                                    1,000,000                 987,500

New Jersey 2.1%
New Jersey EDA Senior Mortgage Revenue
  Refunding EXTRAS - Arbor Glen of
  Bridgewater Project, 5.375%, Due 5/15/32
  (Putable at $100 and Rate Reset
  Effective 5/15/04)                                                          3,000,000               2,898,750

Pennsylvania 1.0%
Beaver County, Pennsylvania IDA PCR
  Refunding - Ohio Edison Company Project,
  4.65%, Due 6/01/33 (Mandatory Put at
  $100 on 6/01/04)                                                            1,500,000               1,458,750

Tennessee 1.7%
Shelby County, Tennessee Health, Educational
  and Housing Facilities Board Health Care
  Facilities Revenue EXTRAS - Kirby Pines
  Retirement Community Project, 5.50%,
  Due 11/15/27 (Putable at $100 and Rate
  Reset Effective 11/15/02)                                                   2,450,000               2,391,812

Texas 3.8%
Abilene, Texas Health Facilities Development
  Corporation Retirement Facilities Revenue
  EXTRAS - Sears Methodist Retirement
  System Obligated Group Project, 5.25%,
  Due 11/15/28 (Mandatory Put at
  $100 on 11/15/03)                                                           2,025,000               1,954,125
Brazos River Authority Revenue Refunding -
  Reliant Energy, Inc. Project, 5.20%,
  Due 12/01/18 (Mandatory Put at
  $100 on 12/01/02)                                                           1,000,000               1,001,250
Dallas-Fort Worth, Texas International Airport
  Facility Improvement Corporation Revenue
  Refunding - American Airlines, Inc. Project,
  5.95%, Due 5/01/29 (Mandatory Put at
  $100 on 11/01/03)                                                             400,000                 402,500
Lubbock, Texas Health Facilities Development
  Corporation First Mortgage Revenue -
  Carillon, Inc. Project, 5.75%, Due 7/01/29
  (Mandatory Put at $100 on 7/01/04)                                          2,000,000               1,962,500
                                                                                                   ------------
                                                                                                      5,320,375
---------------------------------------------------------------------------------------------------------------
Total Variable Rate Put Bonds (Cost $17,787,520)                                                     17,482,812
---------------------------------------------------------------------------------------------------------------

Short-Term Investments (a) 14.7%
Municipal Bonds 7.2%
Colorado 1.1%
Denver, Colorado City and County Airport
  Revenue, 8.50%, Due 11/15/23
  (Pre-Refunding at $102 on 11/15/00)                                         1,570,000               1,612,657

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)               August 31, 2000
--------------------------------------------------------------------------------
STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND (continued)

                                                                                  Shares or
                                                                                  Principal                   Value
                                                                                   Amount                    (Note 2)
------------------------------------------------------------------------------------------------------------------------
Florida 0.7%
Broward County, Florida IDR - Beverly Enterprises-
  Florida, Inc. Project, 9.80%, Due 11/01/10
  (Pre-Refunding at $103 on 11/01/00)                                          $  1,000,000                $   1,037,730

Guam 0.2%
Government of Guam GO, 5.375%, Due 9/01/00                                          250,000                      250,001

Indiana 0.1%
Indianapolis, Indiana EDR MFHR - Post Pointe
  Apartments Project, 7.00%, Due 3/01/01                                             75,000                       75,025

Kansas 0.5%
Kansas State Independent College Finance
  Authority RAN - Sterling College
  Project, 5.75%, Due 6/01/01                                                       300,000                      302,745
Topeka, Kansas Industrial Revenue Refunding -
  Reser's Fine Foods, Inc. Project,
  5.00%, Due 4/01/01                                                                300,000                      298,215
Wathena, Kansas IDR - Skyjack Equipment, Inc.
  Project, 5.00%, Due 5/01/01                                                        85,000                       84,419
                                                                                                           -------------
                                                                                                                 685,379
Michigan 1.1%
Lakeville, Michigan Community School District
  State Aid Notes, 5.50%, Due 6/29/01                                             1,500,000                    1,513,890

Minnesota 0.4%
St. Paul, Minnesota Housing and Redevelopment
  Authority Hospital Revenue - HealthEast
  Project, 4.60%, Due 11/01/00                                                      500,000                      498,145

Montana 0.1%
Crow Finance Authority Tribal Purpose Revenue,
  4.75%, Due 10/01/00                                                               150,000                      150,021

New York 1.1%
Schenectady, New York City School District BAN,
  5.50%, Due 6/29/01                                                              1,500,000                    1,505,745

Oklahoma 0.1%
Leflore County, Oklahoma Hospital Authority
  Hospital Revenue, 5.05%, Due 6/01/01                                              205,000                      203,020

Pennsylvania 0.1%
Philadelphia, Pennsylvania Hospitals and Higher
  EFA Revenue - Temple University Children's
  Medical Center Project, 4.40%, Due 6/15/01                                        200,000                      197,414

Tennessee 0.1%
Tennergy Corporation Gas Revenue,
  4.25%, Due 6/01/01                                                                140,000                      138,562

Wisconsin 1.6%
Dodgeland, Wisconsin School District BAN,
  5.20%, Due 4/01/01                                                              1,000,000                    1,001,110
Lac Du Flambeau, Wisconsin School District
  Number 1 RAN TAN, 5.40%, Due 7/26/01                                            1,100,000                    1,104,312
Wisconsin Health and EFA Revenue - Divine
  Savior Hospital, Inc. Project,
  4.15%, Due 6/01/01                                                                210,000                      207,789
                                                                                                           -------------
                                                                                                               2,313,211
                                                                                                           -------------
Total Municipal Bonds                                                                                         10,180,800

Variable Rate Put Bonds 4.3%
Alabama 1.4%
Selma, Alabama IDB PCR - International Paper
  Company Project, 5.50%, Due 7/15/06
  (Putable at $100 on 7/15/01)                                                 $  2,000,000                $   2,001,040

Arizona 2.2%
Maricopa County, Arizona IDA IDR - Borden,
  Inc. Project, 4.39%, Due 10/01/12 (Putable
  at $100 and Rate Reset Effective 10/01/00)                                      3,000,000                    2,996,550

Ohio 0.7%
Ohio Water Development Authority Facilities
  PCR Refunding - Ohio Edison Company
  Project, 4.25%, Due 6/01/33 (Mandatory
  Put at $100 on 6/01/01)                                                         1,000,000                      992,870
                                                                                                           -------------
Total Variable Rate Put Bonds                                                                                  5,990,460
Annual Variable Rate Put Bonds 2.1%
Florida 0.7%
Miami Beach, Florida Health Facilities Authority
  Hospital Revenue - Mount Sinai Medical
  Center Project, 6.98%, Due 8/15/01                                              1,000,000                    1,000,000

South Carolina 1.4%
South Carolina Education Assistance Authority
  Revenue Refunding - Guaranteed Student
  Loan, 4.90%, Due 5/30/01                                                        2,000,000                    2,002,040
                                                                                                           -------------
Total Annual Variable Rate Put Bonds                                                                           3,002,040
Municipal Money Market Funds 1.1%
Multiple States
Strong Municipal Money Market Fund (d)                                            1,500,000                    1,500,000
------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $20,600,870)                                                               20,673,300
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $148,536,861) 101.7%                                                   142,851,246
Other Assets and Liabilities, Net (1.7%)                                                                      (2,436,863)
------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                          $ 140,414,383
========================================================================================================================

FUTURES
--------------------------------------------------------------------------------

                                                                                                Underlying
                                                                                Expiration     Face Amount     Unrealized
                                                                                   Date          at Value     Depreciation
---------------------------------------------------------------------------------------------------------------------------
Sold:
70 Municipal Bond Futures                                                         12/00        $ 6,943,125       $16,875

--------------------------------------------------------------------------------
STRONG MUNICIPAL BOND FUND

                                                                                            Shares or
                                                                                            Principal           Value
                                                                                            Amount             (Note 2)
------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 90.3%
Alabama 0.6%
Troy, Alabama IDB Solid Waste Revenue -
  Alabama Protein Recycling LLC Project,
  7.75%, Due 5/01/19                                                                    $2,000,000            $1,665,000

Arizona 0.3%
Phoenix, Arizona IDA Mortgage Revenue
  Refunding - Christian Care Retirement
  Apartments, Inc. Project, 6.25%, Due 1/01/16                                           1,000,000               910,000

--------------------------------------------------------------------------------

                                                     Shares or
                                                     Principal         Value
                                                     Amount           (Note 2)
--------------------------------------------------------------------------------
Colorado 8.6%
Castle Rock Ranch, Colorado Public Improvements
  Authority Public Facilities Revenue:
  6.25%, Due 12/01/17 (c)                         $  9,820,000     $ 10,323,275
  6.30%, Due 12/01/07 (c)                            3,115,000        3,422,606
  6.375%, Due 12/01/11 (c)                           2,000,000        2,220,000
  6.40%, Due 12/01/08 (c)                            3,310,000        3,674,100
  6.50%, Due 12/01/09 (c)                            3,525,000        3,930,375
                                                                    -----------
                                                                     23,570,356
Connecticut 1.2%
Stamford, Connecticut Housing Authority
  MFHR - Fairfield Apartments Project,
  4.75%, Due 12/01/28 (Mandatory Put at
  $100 on 12/01/08)                                  3,500,000        3,333,750

Florida 0.7%
Leon County, Florida EFA Revenue Refunding -
  Southgate Residence Hall Project,
  6.75%, Due 9/01/28                                 1,000,000          948,750
Pinellas County, Florida EFA Revenue - College
  Harbor Project, 6.50%, Due 12/01/20                1,020,000          956,250
                                                                     ----------
                                                                      1,905,000
Georgia 9.5%
Atlanta, Georgia Urban Residential Finance
  Authority MFHR - Evergreen Village
  Estates Project:
  5.875%, Due 5/01/07 (c)                              700,000          716,625
  6.375%, Due 5/01/17                                1,675,000        1,746,187
  6.50%, Due 5/01/27 (c)                             2,965,000        3,083,600
Colquitt County, Georgia Development
  Authority Revenue - Southern Care
  Corporation Facility, Zero %, Due 12/01/21         7,270,000        1,872,025
Houston County, Georgia MFHR - Emerald
  Coast Housing Project, 7.00%, Due 8/01/28          7,000,000        4,900,000
Richmond County, Georgia Development
  Authority First Mortgage Revenue,
  Zero %, Due 12/01/21                              20,000,000        4,825,000
Washington, Georgia Wilkes Payroll Development
  Authority Subordinated Revenue - Southern
  Care Corporation Facility Project,
  Zero %, Due 12/01/21:
  Series A                                           8,125,000        2,122,656
  Series C (c)                                      25,595,000        6,686,694
                                                                    ----------
                                                                    25,952,787
Illinois 7.5%
Chicago, Illinois O'Hare International Airport
  Special Facility Revenue - United Airlines, Inc.
  Project, 8.85%, Due 5/01/18                        2,500,000        2,583,875
Illinois Health Facilities Authority Refunding
  Revenue - Lutheran Social Services of Illinois,
  6.125%, Due 8/15/20                                9,160,000        7,763,100
Illinois Health Facilities Authority Revenue,
  6.724%, Due 6/19/15 (Pre-Refunding
  at $102 on 6/07/02)                                3,000,000        3,161,250
Kane, Cook and DuPage Counties, Illinois School
  District Number U-46 Capital Appreciation
  School Building:
  Zero %, Due 1/01/11                                1,800,000        1,064,250
  Zero %, Due 1/01/13 (c)                            2,500,000        1,303,125
Metropolitan Pier and Exposition Authority
  Capital Appreciation - McCormick Place
  Expansion Project, Zero %, Due 6/15/16             1,250,000          523,438
Metropolitan Pier and Exposition Authority
  Hospitality Facilities Revenue - McCormick
  Place Convention Project, 7.00%, Due 7/01/26       1,500,000        1,790,625
Zion, Illinois Park District GO Revenue,
  6.50%, Due 12/30/17                             $  2,485,000     $  2,425,981
                                                                   ------------
                                                                     20,615,644
Indiana 1.8%
St. Joseph County, Indiana Hospital Authority
  Health System Revenue - Madison Center,
  Inc. Project, 5.80%, Due 2/15/24                   6,000,000        4,830,000

Kentucky 1.5%
Logan and Todd Counties, Kentucky Regional
  Water Commission BAN Revenue,
  5.50%, Due 8/01/03                                 4,000,000        4,015,000

Louisiana 10.2%
Claiborne Parish, Louisiana Law Enforcement
  District Revenue - Claiborne Correctional
  Facilities Project, 6.25%, Due 3/01/19             7,500,000        7,031,250
Iberia Parish, Louisiana IDB IDR - Acadia Board
  Company, Ltd. Project, 7.50%, Due 8/01/22          2,180,000        2,005,600
Louisiana Local Government Environment
  Facilities Community Development Authority
  Revenue - Capital Projects and Equipment
  Acquisition Program, 6.55%, Due 9/01/25 (b)        3,000,000        3,120,000
New Orleans, Louisiana Regional Transit
  Authority Tax-Exempt Lease-Purchase
  Agreements, 6.125%, Due 5/01/10:
  Lease M98147 (c)                                  13,736,428       14,474,761
  Lease M98159                                       1,292,101        1,361,551
                                                                     ----------
                                                                     27,993,162
Massachusetts 1.6%
Massachusetts IFA IDR - Welch Foods, Inc.
  Project, 5.60%, Due 12/01/17                       1,700,000        1,608,625
Massachusetts State Housing Finance Agency
  Housing Revenue, 5.50%, Due 7/01/13                2,770,000        2,790,775
                                                                     ----------
                                                                      4,399,400
Michigan 0.8%
Michigan Hospital Finance Authority Hospital
  Revenue Refunding - Pontiac Osteopathic
  Hospital Project, 6.00%, Due 2/01/14               2,500,000        2,221,875

Minnesota 2.4%
St. Paul, Minnesota Housing and Redevelopment
  Authority Lease Revenue - Community of Peace
  Academy Project, 6.10%, Due 11/01/29               3,570,000        3,288,863
Woodbury, Minnesota IDR Refunding - Harvey
  Vogel Manufacturing Company Project,
  5.80%, Due 12/01/28                                3,465,000        3,304,744
                                                                     ----------
                                                                      6,593,607
Missouri 0.9%
Springfield, Missouri Land Clearance
  Redevelopment Authority Industrial
  Revenue Refunding - University Plaza
  Project, 6.60%, Due 10/01/11                       2,465,000        2,545,112

Montana 1.1%
Crow Finance Authority Tribal Purpose
  Revenue, 5.70%, Due 10/01/27                       1,500,000        1,423,125
Miles City, Montana MFHR - Birchwood
  Properties LP Project, 6.75%, Due 5/01/29          1,645,000        1,511,344
                                                                     ----------
                                                                      2,934,469
New Mexico 1.6%
Albuquerque, New Mexico IDR - MCT
  Industries, Inc. Project, 6.50%, Due 4/01/17       4,330,000        4,519,438

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)               August 31, 2000
--------------------------------------------------------------------------------

STRONG MUNICIPAL BOND FUND (continued)

                                                                      Shares or
                                                                      Principal                    Value
                                                                        Amount                   (Note 2)
------------------------------------------------------------------------------------------------------------
North Dakota 2.3%
Richland County, North Dakota MFHR -
  Birchwood Properties LP Project,
  6.75%, Due 5/01/29                                                 $   5,130,000             $   4,713,187
Three Affiliated Tribes of the Fort Berthold
  Reservation GO, 6.30%, Due 11/15/10                                    1,515,000                 1,479,019
                                                                                               -------------
                                                                                                   6,192,206
Ohio 4.4%
Medina County, Ohio EDR MFHR - Camelot
  Place, Ltd. Project, 8.375%, Due 10/01/23                              3,800,000                 3,671,750
Montgomery County, Ohio Health Care Facilities
  Revenue Refunding - Friendship Village of
  Dayton Project, 6.25%, Due 2/01/22                                     1,250,000                 1,004,687
Toledo, Ohio MFMR - Commodore Perry
  Apartments Project, 7.00%, Due 12/01/28                                7,495,000                 7,382,575
                                                                                               -------------
                                                                                                  12,059,012
Oklahoma 3.3%
Oklahoma County, Oklahoma Finance
  Authority MFHR First Mortgage - Multiple
  Apartments Project, 7.125%, Due 4/01/28
(Defaulted Effective 4/19/00)                                           10,170,000                 6,102,000
Shawnee, Oklahoma Hospital Authority Revenue -
  MidAmerica HealthCare, Inc. Project,
  8.00%, Due 4/01/04                                                     1,745,000                 1,763,829
Washington County, Oklahoma Medical
  Authority Revenue - Bartlesville Jane
  Phillips Episcopal Hospital Project,
  6.125%, Due 11/01/14                                                   1,000,000                 1,035,000
                                                                                               -------------
                                                                                                   8,900,829
Pennsylvania 7.4%
Allegheny County, Pennsylvania Hospital
  Development Authority Revenue - Saint
  Francis Medical Center Project:
  5.75%, Due 5/15/17                                                     1,660,000                 1,388,175
  5.75%, Due 5/15/27                                                     3,965,000                 3,077,831
Montgomery County, Pennsylvania IDA First
  Mortgage Revenue Refunding - The
  Meadowood Corporation Project,
  6.25%, Due 12/01/17                                                    1,500,000                 1,333,125
Pennsylvania EDFA Qualified Residential Rent
  Project Revenue - RSI Properties/Butler
  LLC Project, 8.00%, Due 9/01/27
  (Defaulted Effective 9/01/99)                                          2,360,000                 1,498,600
Pennsylvania EDFA Qualified Residential Rent
  Project Revenue - RSI Properties/Greensburg
  LLC Project, 8.00%, Due 9/01/27
  (Defaulted Effective 9/01/99)                                          2,655,000                 1,685,925
Philadelphia, Pennsylvania Hospitals and Higher
  EFA Revenue - Temple University Children's
  Medical Center Project, 5.75%, Due 6/15/29                             3,000,000                 2,471,250
Philadelphia, Pennsylvania Hospitals and Higher
  EFA Revenue - Temple University Hospital
  Project, 6.50%, Due 11/15/08                                           3,700,000                 3,681,500
Scranton-Lackawanna, Pennsylvania Health
  and Welfare Authority Hospital Revenue -
  Marian Community Hospital Project,
  6.50%, Due 1/15/07                                                     1,500,000                 1,460,625
Scranton-Lackawanna, Pennsylvania Health
  and Welfare Authority Hospital Revenue -
  Moses Taylor Hospital Project,
  6.25%, Due 7/01/20                                                     4,200,000                 3,654,000
                                                                                               -------------
                                                                                                  20,251,031
Rhode Island 0.6%
Rhode Island Health and Education Building
  Corporation Hospital Financing Revenue -
  South County Hospital Project,
  6.00%, Due 11/15/17                                                    1,630,000                 1,589,250

South Carolina 4.9%
Connector 2000 Association, Inc. Senior Capital
  Appreciation Toll Road Revenue - Greenville,
  South Carolina Southern Connector Project:
  Zero %, Due 1/01/12                                                $   3,900,000             $   1,735,500
  Zero %, Due 1/01/14                                                    4,560,000                 1,738,500
  Zero %, Due 1/01/15                                                    1,000,000                   351,250
  Zero %, Due 1/01/26                                                   10,000,000                 1,525,000
  Zero %, Due 1/01/32                                                   12,100,000                 1,179,750
Connector 2000 Association, Inc. Senior
  Current Interest Toll Road Revenue -
  Greenville, South Carolina Southern
  Connector Project, 5.25%, Due 1/01/23                                  8,800,000                 6,754,000
                                                                                               -------------
                                                                                                  13,284,000
South Dakota 2.1%
Education Loans, Inc. Student Loan Revenue
  Subordinated Asset-Backed Bonds,
  5.60%, Due 6/01/20                                                     3,000,000                 2,872,500
Sisseton-Wahpeton Sioux Tribe of the Lake
  Traverse Reservation GO:
  7.00%, Due 11/01/13                                                      815,000                   830,281
  7.00%, Due 11/01/23                                                    1,290,000                 1,270,650
South Dakota EDFA EDR Pooled Loan
  Program - Midstates Printing, Inc.
  Project, 5.50%, Due 4/01/18                                              685,000                   656,744
                                                                                               -------------
                                                                                                   5,630,175
Texas 5.7%
Dallas County, Texas Utility and Reclamation
  District GO Refunding, 6.70%,
  Due 2/15/25 (b)                                                        5,000,000                 5,081,250
El Paso, Texas Property Finance Authority, Inc.
  SFMR - GNMA Mortgage-Backed Securities
  Program, 8.70%, Due 12/01/18                                             330,000                   346,088
Grape Creek-Pulliam, Texas Independent School
  District Public Facility Corporation School
  Facility Lease Revenue:
  7.00%, Due 5/15/10                                                     1,000,000                 1,080,000
  7.25%, Due 5/15/21                                                     1,300,000                 1,399,125
Lufkin, Texas Health Facilities Development
  Corporation Health System Revenue
  Refunding - Memorial Health System of
  East Texas Project, 6.875%, Due 2/15/26                                4,515,000                 4,249,744
Ranger, Texas Housing Corporation MFMR
  Refunding - FHA Insured Mortgage Loans -
  Ranger Apartments Project,
  8.80%, Due 3/01/24                                                     1,160,000                 1,299,200
Woodville, Texas HFC MFHR - Dogwood
  Terrace Apartments Project,
  7.50%, Due 10/01/29                                                    2,450,000                 2,272,375
                                                                                               -------------
                                                                                                  15,727,782
Utah 0.9%
Eagle Mountain, Utah Special Assessment
  Bonds, 5.90%, Due 12/15/07                                             1,121,000                 1,140,618
Salt Lake County, Utah Housing Authority
  MFHR - Millcreek Pines Apartments
  Project, 6.80%, Due 9/01/17                                            1,390,000                 1,383,050
                                                                                               -------------
                                                                                                   2,523,668
  Virginia 0.6%
Pocahontas Parkway Association Route 895
  Connector Toll Road Revenue,
  Zero %, Due 8/15/17                                                    5,000,000                 1,625,000

Washington 4.7%
Ocean Shores, Washington Water and Sewer
  Revenue Notes, 5.00%, Due 12/01/01                                     2,360,000                 2,357,003
Port Seattle, Washington Revenue Bonds,
  5.625%, Due 2/01/30                                                    5,000,000                 5,006,250

--------------------------------------------------------------------------------

                                                     Shares or
                                                     Principal       Value
                                                      Amount        (Note 2)
--------------------------------------------------------------------------------
Spokane, Washington Downtown Foundation
  Parking Revenue - River Park Square Project,
  5.60%, Due 8/01/19                                 $  3,350,000  $  3,320,687
Washington EDFA Nonrecourse Revenue -
  Lindal Cedar Homes, Inc. Project,
  5.80%, Due 11/01/17                                   2,175,000     2,142,375
                                                                   ------------
                                                                     12,826,315
West Virginia 1.5%
Kanawha County, West Virginia Residential
  Mortgage Revenue, 7.375%, Due 9/01/10                 3,670,000     4,151,687

Wisconsin 1.6%
Wisconsin Health and EFA Revenue - St. John's
  Home of Milwaukee and Sunrise Care
  Center, Inc. Obligated Group Project,
  5.625%, Due 12/15/22 (c)                              5,450,000     4,400,875
-------------------------------------------------------------------------------
Total Municipal Bonds (Cost $266,355,596)                           247,166,430
-------------------------------------------------------------------------------

Variable Rate Put Bonds 4.7%
Mississippi 1.4%
Jackson, Mississippi Housing Authority
  MFHR - Elton Park Apartments Project,
  5.40%, Due 4/01/39 (Mandatory Put
  at $100 on 4/01/19)                                   4,000,000     3,875,000

New Hampshire 1.1%
New Hampshire Business Finance Authority
  PCR Refunding - United Illuminating
  Company Project, 4.55%, Due 7/01/27
  (Mandatory Put at $100 on 2/01/04)                    3,000,000     2,940,000

Pennsylvania 1.1%
Beaver County, Pennsylvania IDA PCR
  Refunding - Ohio Edison Company
  Project, 4.65%, Due 6/01/33 (Mandatory
  Put at $100 on 6/01/04)                               3,000,000     2,917,500

Texas 1.1%
Dallas-Fort Worth, Texas International Airport
  Facility Improvement Corporation Revenue
  Refunding - American Airlines, Inc. Project,
  5.95%, Due 5/01/29 (Mandatory Put at
  $100 on 11/01/03)                                     3,000,000     3,018,750
-------------------------------------------------------------------------------
Total Variable Rate Put Bonds (Cost $12,632,350)                     12,751,250
-------------------------------------------------------------------------------

Short-Term Investments (a) 8.6%
Monthly Variable Rate Put Bonds 0.5%
New Mexico
New Mexico State Hospital Equipment
  Loan Council Hospital Revenue -
  Presbyterian Health Care Services Project,
  5.73%, Due 9/07/00                                    1,500,000     1,500,000

Municipal Funds 8.1%
Multiple States
Blackrock Insured Municipal 2008 Term Trust               136,400     2,003,375
Nuveen Insured Premium Income
  Municipal Fund                                          165,000     1,907,813
Strong Municipal Money Market Fund (d)                 18,200,000    18,200,000
                                                                   ------------
Total Municipal Funds                                                22,111,188
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $23,549,465)                      23,611,188
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Investments in Securities (Cost $302,537,411) 103.6%          283,528,868
Other Assets and Liabilities, Net (3.6%)                             (9,848,172)
--------------------------------------------------------------------------------
Net Assets 100.0%                                                  $273,680,696
================================================================================
--------------------------------------------------------------------------------
FUTURES
--------------------------------------------------------------------------------
                                                       Underlying
                                      Expiration      Face Amount    Unrealized
                                         Date           at Value    Depreciation
--------------------------------------------------------------------------------
Sold:
280 Municipal Bond Futures               9/00          $27,973,750   $1,234,688
--------------------------------------------------------------------------------
STRONG SHORT-TERM MUNICIPAL BOND FUND

                                                       Shares or
                                                       Principal       Value
                                                        Amount        (Note 2)
--------------------------------------------------------------------------------
Municipal Bonds 56.1%
American Samoa 0.3%
Territory of American Samoa GO
  Refunding, 5.50%, Due 9/01/02                        $1,010,000     $1,020,100

Arizona 0.2%
Maricopa County, Arizona IDA MFHR -
  Mercy Bond Properties Arizona I-A,
5.20%, Due 1/01/04                                        620,000        626,200

Colorado 2.4%
Castle Rock Ranch, Colorado Public
  Improvements Authority Public
  Facilities Revenue:
  5.70%, Due 12/01/06                                   1,000,000      1,058,750
  5.90%, Due 12/01/03                                   1,475,000      1,534,000
  6.10%, Due 12/01/05                                   2,780,000      2,967,650
Eaglebend, Colorado Affordable Housing
  Corporation MFHR Refunding,
  5.45%, Due 7/01/02                                      595,000        593,513
Meridian, Colorado Metropolitan
  District GO, 7.00%, Due 12/01/01                      1,250,000      1,284,375
                                                                      ----------
                                                                       7,438,288
Connecticut 0.6%
Connecticut Development Authority PCR
  Refunding - United Illuminating Company
  Project, 4.35%, Due 6/01/26 (Mandatory
  Put at $100 on 2/01/04)                               2,000,000      1,932,500

Florida 1.8%
Capital Projects Finance Authority Solid Waste
  Disposal Revenue Capital Projects Loan
  Program - Peerless Dade, Inc. Project,
  7.50%, Due 11/01/18                                   3,000,000      2,190,000
Miami Beach, Florida Redevelopment Agency
  Incremental Tax Revenue,
  9.125%, Due 12/01/04                                  3,390,000      3,517,125
                                                                      ----------
                                                                       5,707,125
Georgia 1.7%
Athens-Clarke County, Georgia Residential
  Care Facilities for the Elderly Authority
  Revenue - Wesley Woods of Athens, Inc.
  Project, 5.30%, Due 10/01/01                          1,000,000        990,880
Burke County, Georgia Development
  Authority PCR - Georgia Power Company
  Plant Project, 4.53%, Due 9/01/30
  (Mandatory Put at $100 on 3/01/02)                    3,000,000      3,003,750
Columbus, Georgia Development Authority
  Revenue Refunding - Jordan Company
  Project, 5.50%, Due 9/01/09 (Mandatory
  Put at $100 on 9/01/01)                               1,205,000      1,209,386
                                                                      ----------
                                                                       5,204,016
Illinois 3.3%
Chicago, Illinois O'Hare International Airport
  Special Facility Revenue - United Airlines,
  Inc. Project, 8.85%, Due 5/01/18                      2,000,000      2,067,100

SCHEDULES OF INVESTMENTS IN SECURITIES (Continued)               August 31, 2000
--------------------------------------------------------------------------------

STRONG SHORT-TERM MUNICIPAL BOND FUND (Continued)

                                                         Shares or
                                                         Principal           Value
                                                            Amount          (Note 2)
------------------------------------------------------------------------------------
Illinois EFA Revenue - Lewis University
  Project, 5.30%, Due 10/01/04                            $ 1,390,000   $  1,402,163
Illinois Health Facilities Authority Revenue,
  6.724%, Due 6/19/15 (Pre-Refunding
  at $102 on 6/07/02)                                       4,000,000      4,215,000
Illinois Health Facilities Authority Revenue -
  Covenant Retirement Communities Project,
  7.60%, Due 12/01/12                                         750,000        791,250
Naperville, Illinois DuPage County and Will
  County, EDR Refunding - Illinois Hospital
  and Health Systems Association Project,
  5.70%, Due 5/01/04                                        1,880,000      1,901,150
                                                                        ------------
                                                                          10,376,663
Indiana 0.7%
Michigan City, Indiana PCR - Northern Indiana
  Public Service Company Project,
  5.70%, Due 10/01/03 (b)                                   2,000,000      2,012,700

Kentucky 4.8%
Carrollton and Henderson, Kentucky Public
  Energy Authority Gas Trust Revenue:
  4.00%, Due 1/01/03 (c)                                    2,300,000      2,216,625
  4.75%, Due 1/01/04                                        1,500,000      1,473,750
Kenton County, Kentucky Airport Board
  Special Facilities Revenue - Delta
  Airlines, Inc. Project, 6.75%, Due 2/01/02                2,000,000      2,032,500
Logan and Todd Counties, Kentucky Regional
  Water Commission BAN Revenue,
  5.50%, Due 8/01/03                                        6,000,000      6,022,500
Pendleton County, Kentucky Multi-County
  Lease Revenue - Kentucky Association of
  Counties Leasing Trust Program,
  6.50%, Due 3/01/19 (c)                                    3,000,000      3,127,500
                                                                        ------------
                                                                          14,872,875
Louisiana 0.7%
Louisiana Local Government Environment
  Facilities Community Development Authority
  Revenue - Public Projects Construction
  Notes, 5.25%, Due 2/15/02                                 2,000,000      2,017,500

Maine 0.9%
Maine Finance Authority Electric Rate
  Stabilization Revenue Refunding - Penobscot
  Energy Recovery Company LP Project,
  5.20%, Due 7/01/18                                        2,900,000      2,896,375

Massachusetts 4.4%
Massachusetts Education Loan Authority
  Education Loan Revenue, 7.45%, Due 1/01/02                  695,000        699,517
Massachusetts Health and EFA Competitive
  Lease Program - Whitehead Institute for
  Biomedical Research Project,
  4.595%, Due 10/15/03                                      5,928,892      5,951,126
Massachusetts Industrial Finance Agency
  Refunding Revenue - Emerson College
  Issue, 8.50%, Due 1/01/03                                 2,500,000      2,621,875
Massachusetts Industrial Finance Agency Water
  Treatment Revenue - Massachusetts-American
Hingham Project, 6.25%, Due 12/01/10                        4,190,000      4,436,163
                                                                        ------------
                                                                          13,708,681
Michigan 1.6%
Flint, Michigan Hospital Building Authority
  Revenue Refunding - Hurley Medical
  Center Project:
  5.75%, Due 7/01/03                                        2,355,000      2,328,506
  6.00%, Due 7/01/04                                        1,005,000      1,001,231
  6.00%, Due 7/01/05                                          510,000        506,175
Flint, Michigan Hospital Building Authority
  Revenue Rental - Hurley Medical Center
  Project, 5.00%, Due 7/01/03                             $ 1,050,000   $  1,006,687
                                                                        ------------
                                                                           4,842,599
Minnesota 3.1%
Maplewood, Minnesota Health Care
  Facility Revenue - HealthEast Project,
  5.70%, Due 11/15/02                                       1,740,000      1,700,850
St. Paul, Minnesota Housing and
  Redevelopment Authority Hospital
  Revenue - HealthEast Project,
  6.625%, Due 11/01/17                                      5,000,000      4,393,750
Woodbury, Minnesota Lease Revenue -
  Minnesota Math and Science Academy
  Project, 5.50%, Due 11/01/28 (Mandatory
  Put at $100 on 5/01/02)                                   3,555,000      3,519,450
                                                                        ------------
                                                                           9,614,050
Missouri 1.9%
Springfield, Missouri Land Clearance
  Redevelopment Authority Industrial
  Revenue Refunding - University Plaza
  Project, 6.30%, Due 10/01/06                              1,790,000      1,843,700
St. Louis, Missouri Airport Revenue:
  6.00%, Due 1/01/04                                        1,000,000      1,008,750
  6.25%, Due 1/01/02                                        1,440,000      1,452,600
  6.25%, Due 1/01/03                                        1,500,000      1,520,625
                                                                        ------------
                                                                           5,825,675
Nebraska 1.2%
American Public Energy Agency Gas Supply
  Revenue - Nebraska Public Gas Agency
  Project, 4.375%, Due 6/01/10 (c)                          4,205,000      3,779,244

Nevada 1.0%
Nevada Housing Division SFMR,
  5.20%, Due 4/01/30                                        1,500,000      1,500,000
Reno-Sparks, Nevada Convention and
  Visitors Authority Limited Obligation
  Refunding, 6.40%, Due 11/01/03                            1,530,000      1,556,775
                                                                        ------------
                                                                           3,056,775
New Hampshire 0.1%
New Hampshire IDA Industrial Facilities
  Revenue - Permattach Tool Project,
  7.70%, Due 12/01/01                                         225,000        226,607

New Jersey 0.3%
West Milford Township, New Jersey
  Municipal Utlilites Authority Revenue,
  5.125%, Due 12/01/01                                      1,000,000      1,003,750

New York 0.6%
New Rochelle, New York Municipal
  Housing Authority Mortgage Revenue,
  4.70%, Due 12/01/03                                       1,165,000      1,163,544
New York Environmental Facilities
  Corporation State Water Revolving Fund
  PCR - Pilgrim State Sewage Treatment
  Project, 5.625%, Due 3/15/04                                800,000        829,000
                                                                        ------------
                                                                           1,992,544
North Carolina 1.1%
North Carolina Housing Finance Agency
  Home Ownership Revenue,
  4.55%, Due 1/01/24                                        3,575,000      3,512,437

--------------------------------------------------------------------------------
STRONG SHORT-TERM MUNICIPAL BOND FUND (continued)

                                                       Shares or
                                                       Principal          Value
                                                        Amount           (Note2)
-----------------------------------------------------------------------------------
Ohio 3.8%
Akron, Ohio COP - Akron Municipal Baseball
  Stadium Project:
  Zero %, Due 12/01/01                                $ 1,000,000       $   943,750
  Zero %, Due 12/01/02                                  1,240,000         1,176,450
Cleveland, Ohio City School District Energy
  Conservation Improvement GO:
  6.53%, Due 9/15/01                                      715,000           728,471
  6.53%, Due 3/15/02                                      740,000           759,425
  6.53%, Due 9/15/02                                      760,000           786,600
  6.53%, Due 3/15/03                                      785,000           817,381
  6.53%, Due 9/15/03                                      815,000           854,731
  6.53%, Due 3/15/04                                      840,000           886,200
  6.53%, Due 9/15/04                                      865,000           917,981
Montgomery County, Ohio Health Care
  Facilities Revenue Refunding - Friendship
Village of Dayton Project, 5.15%, Due 2/01/03           1,370,000          1,330,613
Montgomery County, Ohio Health Care
  Facilities Revenue Refunding EXTRAS -
Friendship Village of Dayton Project, 5.375%,
Due 2/01/22 (Putable at $100 on 2/01/03)                1,050,000          1,025,062
Ohio Housing Finance Agency Residential
  Mortgage Revenue, 5.00%, Due 9/01/04                  1,650,000          1,668,563
                                                                        ------------
                                                                          11,895,227
Pennsylvania 6.5%
Pennsylvania Housing Finance Agency
  SFMR, 4.50%, Due 4/01/28                              6,905,000          6,775,531
Southern Chester County, Pennsylvania Health
  and Higher Education Authority Mortgage
Revenue - Jenner's Pond Retirement
Community Project, 5.15%, Due 11/01/03:
Series 1998                                             7,500,000          7,200,000
Series 1999                                             4,500,000          4,320,000
Washington County, Pennsylvania Hospital
  Authority Revenue - Canonsburg General
Hospital Project, 7.35%, Due 6/01/13
(Pre-Refunding at $102 on 6/01/03)                      1,705,000          1,828,612
                                                                        ------------
                                                                          20,124,143
Puerto Rico 0.7%
Commonwealth of Puerto Rico Tax-Exempt
  Lease Certificates, 5.10%, Due 4/01/04                2,108,380          2,147,912

Rhode Island 0.8%
Rhode Island EDC Revenue - Providence
  Place Mall Project:
  5.25%, Due 7/01/02                                   1,140,000           1,149,975
  5.35%, Due 7/01/03                                   1,200,000           1,215,000
                                                                        ------------
                                                                           2,364,975
South Dakota 0.4%
South Dakota EDFA EDR Refunding
  Pooled Loan Program - Technical
Ordinance Project, 5.75%, Due 4/01/07                  1,230,000           1,276,125

Tennessee 0.7%
Municipal Energy Acquisition Corporation
  Gas Revenue, 5.00%, Due 3/01/03                      1,000,000             998,750
Tennessee Housing Development Agency -
  Homeownership Program Project,
  Zero %, Due 7/01/05                                  1,585,000           1,256,113
                                                                        ------------
                                                                           2,254,863
Texas 6.5%
Brazos, Texas Higher Education Authority, Inc.
  Student Loan Revenue Refunding,
  5.95%, Due 6/01/02                                   3,005,000           3,068,856
Falcons Lair, Texas Utility and Reclamation
  District COP, 7.10%, Due 10/15/06                   $5,855,000        $  5,759,856
Harris County, Texas HFC MFHR - Bryant
  Development Project, 7.125%, Due 9/01/05               504,629             510,306
Laguna Madre, Texas Water District Capital
  Appreciation Refunding:
  Zero %, Due 6/01/02                                  1,240,000           1,145,450
  Zero %, Due 6/01/03                                  1,130,000             995,812
  Zero %, Due 6/01/04                                  1,175,000             988,469
Lancaster, Texas HFC MFHR -
  Intervest-Lancaster Project:
  6.30%, Due 6/15/04                                   2,925,000           2,935,969
  6.956%, Due 6/15/04                                    377,812             379,229
Odessa, Texas Housing Authority MFMR -
  Section 8 Assisted Project:
  5.875%, Due 10/01/03                                   975,000             977,438
  6.375%, Due 10/01/11                                 2,735,000           2,731,581
Robstown, Texas Certificates of Obligation:
  7.75%, Due 10/01/12                                    80,000              83,000
  7.75%, Due 10/01/12 (Pre-Refunding at
  $100 on 10/01/02)                                      410,000             432,550
                                                                        ------------
                                                                          20,008,516
Utah 1.6%
Eagle Mountain, Utah Water and Sewer
  Revenue BAN, 5.375%, Due 9/01/01                     4,910,000           4,892,078

Virginia 0.3%
Metropolitan Washington D.C. Airports
  Authority, Virginia General Airport
Revenue, 7.25%, Due 10/01/10                           1,000,000           1,021,680

Washington 1.2%
Walla Walla, Washington Housing Authority
  Revenue - Wilbur Manor Project,
6.25%, Due 12/01/11                                    1,365,000           1,337,700
Washington Public Power Supply System
  Revenue Refunding - Nuclear Project
  Number 3, 7.375%, Due 7/01/04                        2,300,000           2,348,875
                                                                        ------------
                                                                           3,686,575
Wisconsin 0.9%
Menomonee Falls, Wisconsin BAN,
  4.875%, Due 7/01/02                                  2,750,000           2,757,370
------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $174,919,273)                                174,096,168
------------------------------------------------------------------------------------

Variable Rate Put Bonds 20.7%
Arizona 1.9%
Scottsdale, Arizona IDA First Mortgage Revenue
  Refunding - Westminster Village, Inc. Project:
  5.25%, Due 6/01/16 (Putable at $100 and
  Rate Reset Effective 6/01/04)                        3,300,000           3,180,375
  6.00%, Due 6/01/17 (Putable at $100 and
  Rate Reset Effective 12/01/03)                       2,700,000           2,676,375
                                                                        ------------
                                                                           5,856,750
Connecticut 0.4%
Connecticut IDA - The Olympic Hotel
  Corporation Project, 7.65%, Due 8/01/03              1,300,689           1,287,683

Georgia 1.8%
Atlanta, Georgia Urban Residential Finance
  Authority MFHR Refunding - Ford Factory
  Square Apartments Project, 6.00%, Due
  12/01/30 (Mandatory Put at $100 on 12/01/02)         5,655,000           5,655,000

SCHEDULES OF INVESTMENTS IN SECURITIES (Continued)              August 31, 2000
--------------------------------------------------------------------------------

STRONG SHORT-TERM MUNICIPAL BOND FUND (Continued)

                                                            Shares or
                                                            Principal            Value
                                                            Amount             (Note 2)
-----------------------------------------------------------------------------------------
Massachusetts 1.1%
Massachusetts Development Finance Agency First
  Mortgage Revenue - LaSell Village Project,
  5.625%, Due 12/01/28 (Putable at $100
  and Rate Reset Effective 12/01/03)                          $3,500,000     $  3,381,875

Mississippi 0.7%
Moss Point, Mississippi Redevelopment
  Authority Urban Development Revenue -
  Jackson County Motel Project,
  5.50%, Due 8/01/05                                           2,190,000        2,190,263

Missouri 0.4%
St. Louis County, Missouri IDA MFHR
  Refunding - Heatherbrook Gardens Project,
  5.10%, Due 3/01/05 (Mandatory Put at
  $100 on 3/01/02)                                             1,235,000        1,236,544

Montana 1.9%
Forsyth, Montana PCR Refunding - Portland
  General Electric Company Project:
  4.60%, Due 5/01/33 (Mandatory Put at
  $100 on 5/01/03)                                             5,000,000        4,937,500
  4.75%, Due 5/01/33 (Mandatory Put at
  $100 on 5/01/03)                                             1,000,000          987,500
                                                                             ------------
                                                                                5,925,000
New Hampshire 1.9%
New Hampshire Business Finance Authority
  PCR Refunding - United Illuminating
  Company Project, 4.55%, Due 7/01/27
  (Mandatory Put at $100 on 2/01/04)                           6,000,000        5,880,000

Ohio 0.8%
Perry County, Ohio Nursing Facilities Revenue
  Refunding - New Lexington Health Care
  Project, 6.50%, Due 9/01/10 (Mandatory
  Put at $100 on 9/01/03) (b)                                  2,420,000        2,451,000

Pennsylvania 1.2%
Beaver County, Pennsylvania IDA PCR
  Refunding - Ohio Edison Company
  Project, 4.65%, Due 6/01/33 (Mandatory
  Put at $100 on 6/01/04)                                      4,000,000        3,890,000

South Carolina 0.8%
South Carolina Jobs EDA EDR Refunding
  EXTRAS - Westminster Presbyterian Center,
  Inc. Project, 5.20%, Due 11/15/28 (Putable
  at $100 and Rate Reset Effective 11/15/03)                   2,455,000        2,369,075

Texas 6.8%
Bexar County, Texas HFC MFHR - Park Ridge
  Apartments Project, 5.50%, Due 5/01/35
  (Mandatory Put at $100 on 5/01/03)                           4,775,000        4,721,281
Brazos River Authority Revenue Refunding -
  Reliant Energy, Inc. Project, 5.20%, Due
  12/01/18 (Mandatory Put at $100 on 12/01/02)                 4,000,000        4,005,000
Dallas-Fort Worth, Texas International Airport
  Facility Improvement Corporation Revenue
  Refunding - American Airlines, Inc. Project,
  5.95%, Due 5/01/29 (Mandatory Put at
  $100 on 11/01/03) (c)                                        5,000,000        5,031,250
Northwest Trails Apartment Trust Pass-Thru
  Certificates, 5.25%, Due 4/01/13 (Mandatory
  Put at $100 on 10/01/01)                                     7,425,000        7,390,474
                                                                             ------------
                                                                               21,148,005
Virginia 1.0%
James City County, Virginia IDA Residential
  Care Facility First Mortgage Revenue -
  Williamsburg Landing, Inc. Project,
  5.75%, Due 3/01/26 (Putable at $100 and
  Rate Reset Effective 9/01/01)                              $ 3,000,000     $  3,000,930
-----------------------------------------------------------------------------------------
Total Variable Rate Put Bonds (Cost $64,302,460)                               64,272,125
-----------------------------------------------------------------------------------------

Short-Term Investments (a) 24.7%
Municipal Bonds 9.5%
Colorado 1.0%
Denver, Colorado City and County Airport
  Revenue, 8.50%, Due 11/15/23
  (Pre-Refunding at $102 on 11/15/00)                          3,000,000        3,081,510

Illinois 0.2%
Illinois DFA Solid Waste Disposal
  Revenue - Waste Management, Inc.
  Project, 7.125%, Due 1/01/01                                   640,000          642,752

Iowa 0.2%
Iowa Finance Authority Mortgage Revenue
  Refunding - Friendship Village Project,
  4.95%, Due 11/01/00                                            650,000          649,473

Kansas 1.1%
Kansas State Indendent College Finance
  Authority RAN - Benedictine College
  Project, 5.75%, Due 6/01/01                                  1,200,000        1,210,980
Kansas State Indendent College Finance
  Authority RAN - Mid America Nazarene
  University Project, 5.75%, Due 6/01/01                       1,400,000        1,412,810
Kansas State Indendent College Finance
  Authority RAN - Southwestern College
  Project, 6.00%, Due 6/01/01                                    800,000          808,736
                                                                             ------------
                                                                                3,432,526
Michigan 0.5%
Lakeville, Michigan Community School
  District State Aid Notes, 5.50%, Due 6/29/01                 1,391,000        1,403,881

New Jersey 1.1%
Jersey City, New Jersey Municipal Utilities
  Authority Project Notes, 5.75%, Due 7/27/01                  3,000,000        3,012,510
New Jersey Health Care Facilities Finance
  Authority Revenue - Southern Ocean
  County Hospital Project, 5.75%, Due 7/01/01                    300,000          300,138
                                                                             ------------
                                                                                3,312,648
New York 2.0%
Albany, New York Housing Authority - Tax
  Credit-Lark Drive Association,
  5.25%, Due 6/01/01                                           3,300,000        3,316,104
Schenectady, New York City School
  District BAN, 5.50%, Due 6/29/01                             3,000,000        3,011,490
                                                                             ------------
                                                                                6,327,594
Ohio 1.4%
American Municipal Power-Ohio, Inc. BAN -
  Grafton Village Project, 5.40%, Due 6/21/01                  1,500,000        1,509,390
American Municipal Power-Ohio, Inc. BAN -
  Montpelier Village Project, 5.15%, Due 7/13/01               1,300,000        1,305,707
Cleveland, Ohio City School District Energy
  Conservation Improvement GO:
  6.53%, Due 9/15/00                                             670,000          670,288
  6.53%, Due 3/15/01                                             690,000          696,893
Wood County, Ohio IDR - Abbey Etna Machine
  Company Project, 7.625%, Due 7/01/01                           140,000          140,910
                                                                             ------------
                                                                                4,323,188

--------------------------------------------------------------------------------
STRONG SHORT-TERM MUNICIPAL BOND FUND (continued)

                                                       Shares or
                                                       Principal      Value
                                                         Amount      (Note 2)
-------------------------------------------------------------------------------
Oregon 0.7%
Hillsboro, Oregon Hospital Facility Authority
 Revenue and Advance Refunding - Tuality
 Healthcare Project, 4.80%, Due 10/01/00              $ 2,020,000   $ 2,019,859

Pennsylvania 0.2%
Horizon Hospital System Authority Hospital
 Revenue, 5.40%, Due 5/15/01                              585,000       584,538

Texas 0.5%
Hidalgo County, Texas Health Services
 Corporation Hospital Revenue - Mission
 Hospital, Inc. Project, 5.75%, Due 8/15/01               480,000       480,283
Laguna Madre, Texas Water District
 Capital Appreciation Refunding,
 Zero %, Due 6/01/01                                    1,265,000     1,224,254
                                                                    -----------
                                                                      1,704,537
Wisconsin 0.6%
Wittenberg-Birnamwood, Wisconsin School
 District TRAN, 4.90%, Due 8/24/01                      2,000,000     2,000,000
                                                                    -----------
Total Municipal Bonds                                                29,482,506

Variable Rate Put Bonds 4.1%
Alabama 1.9%
Selma, Alabama IDB PCR - International
 Paper Company Project:
 5.50%, Due 7/15/06 (Putable at $100 and
 Rate Reset Effective 7/15/01)                            800,000       800,416
 5.50%, Due 7/15/08 (Putable at $100 and
 Rate Reset Effective 7/15/01)                          5,150,000     5,152,678
                                                                    -----------
                                                                      5,953,094
Florida 1.5%
Miami Beach, Florida Health Facilities
 Authority Hospital Revenue - Mount Sinai
 Medical Center Project, 6.98%, Due 8/15/01             4,500,000     4,500,000

Ohio 0.6%
Ohio Air Quality Development Authority
 Revenue Refunding - Ohio Edison Company
 Project, 4.25%, Due 6/01/33 (Mandatory
 Put at $100 on 6/01/01)                                2,000,000     1,984,040

Texas 0.1%
Farmers Branch, Texas IDC IDR - Thermalloy,
 Inc. Project, 5.735%, Due 4/24/01                        235,000       235,000
                                                                    -----------
Total Variable Rate Put Bonds                                        12,672,134

Annual Variable Rate Put Bonds 2.4%
Illinois 1.2%
Peoria County, Illinois Congregate Care
 Revenue - St. Francis Woods Project,
 5.625%, Due 4/01/01                                    3,760,000     3,760,000

Missouri 1.2%
Jackson County, Missouri IDA MFHR -
 Pine Valley Apartments Project,
 5.625%, Due 3/01/01                                    3,765,000     3,765,000
                                                                    -----------
Total Annual Variable Rate Put Bonds                                  7,525,000

Monthly Variable Rate Put Bonds 1.5%
New Mexico
New Mexico State Hospital Equipment Loan
 Council Hospital Revenue - Presbyterian
 Health Care Services Project,
 5.73%, Due 9/07/00                                     4,500,000     4,500,000

Daily Variable Rate Put Bonds 3.2%
District of Columbia 1.6%
District of Columbia Revenue - Medlantic
 Project, 5.60%, Due 9/01/00                          $ 5,000,000   $ 5,000,000

Illinois 1.6%
Illinois DFA Revenue - Provena Health
 Project, 5.75%, Due 9/01/00                            5,000,000     5,000,000
                                                                    -----------
Total Daily Variable Rate Put Bonds                                  10,000,000

Municipal Money Market Funds 4.0%
Multiple States
Strong Municipal Money Market Fund (d)                 12,400,000    12,400,000
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $76,483,320)                      76,579,640
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Investments in Securities (Cost $315,705,053) 101.5%          314,947,933
Other Assets and Liabilites, Net (1.5%)                              (4,635,207)
-------------------------------------------------------------------------------
Net Assets 100.0%                                                   310,312,726
===============================================================================

FUTURES
--------------------------------------------------------------------------------
                                                      Underlying
                                       Expiration     Face Amount    Unrealized
                                          Date          at Value    Depreciation
--------------------------------------------------------------------------------
Sold:
30 Municipal Bond Futures                 9/00        $ 2,997,187      $154,688





LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year.
(b)  All or a portion of security is when-issued.
(c) All or a portion of security is pledged or segregated as collateral on open futures contracts or when-issued securities.
(d)  Affiliated issuer (see Note 8 of Notes to Financial Statements).

Maturity date represents actual maturity or the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)      August 31, 2000
-----------------------------------------------------------------------


-----------------------------------------------------------------------------
ABBREVIATIONS
-----------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN     - Bond Anticipation Notes
CDA     - Commercial Development Authority
CDR     - Commercial Development Revenue
COP     - Certificates of Participation
DFA     - Development Finance Authority
EDA     - Economic Development Authority
EDC     - Economic Development Corporation
EDFA    - Economic Development Finance Authority
EDR     - Economic Development Revenue
EFA     - Educational Facilities Authority
EXTRAS  - Extendable Rate Adjustable Securities
GO      - General Obligation
HDA     - Housing Development Authority
HDC     - Housing Development Corporation
HFA     - Housing Finance Authority
HFC     - Housing Finance Corporation
IBA     - Industrial Building Authority
IBR     - Industrial Building Revenue
IDA     - Industrial Development Authority
IDB     - Industrial Development Board
IDC     - Industrial Development Corporation
IDFA    - Industrial Development Finance Authority
IDR     - Industrial Development Revenue
IFA     - Investment Finance Authority
MERLOT  - Municipal Exempt Receipt - Liquidity Optional Tender
MFHR    - Multi-Family Housing Revenue
MFMR    - Multi-Family Mortgage Revenue
PCFA    - Pollution Control Financing Authority
PCR     - Pollution Control Revenue
RAN     - Revenue Anticipation Notes
SFHR    - Single Family Housing Revenue
SFMR    - Single Family Mortgage Revenue
TAN     - Tax Anticipation Notes
TRAN    - Tax and Revenue Anticipation Notes

                       See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
August 31, 2000

                                                                                    (In Thousands, Except As Noted)

                                                                                                     Strong Short-Term
                                                                                  Strong High-Yield     High Yield
                                                                                 Municipal Bond Fund  Municipal Fund
                                                                                 ------------------- -----------------
Assets:
  Investments in Securities, at Value
    Unaffiliated Issuers (Cost of $480,037 and $147,037, respectively)                      $428,395          $141,351
    Affiliated Issuers (Cost of $11,050 and $1,500, respectively)                             11,050             1,500
  Receivable for Fund Shares Sold                                                                 52                --
  Interest and Dividends Receivable                                                            9,066             2,184
  Other Assets                                                                                    66                80
                                                                                            --------          --------
  Total Assets                                                                               448,629           145,115

Liabilities:
  Payable for Securities Purchased                                                             7,277             4,019
  Payable for Fund Shares Redeemed                                                                57                 9
  Dividends Payable                                                                            2,410               617
  Variation Margin Payable                                                                       102                35
  Accrued Operating Expenses and Other Liabilities                                                64                21
                                                                                            --------          --------
  Total Liabilities                                                                            9,910             4,701
                                                                                            --------          --------
Net Assets                                                                                  $438,719          $140,414
                                                                                            ========          ========

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                                             $509,602          $149,022
  Undistributed Net Investment Income                                                              8                --
  Accumulated Net Realized Loss                                                              (19,182)           (2,905)
  Net Unrealized Depreciation                                                                (51,709)           (5,703)
                                                                                            --------          --------
  Net Assets                                                                                $438,719          $140,414
                                                                                            ========          ========

Investor Class ($ and shares in full)
  Net Assets                                                                            $438,703,917      $140,399,437
  Capital Shares Outstanding (Unlimited Number Authorized)                                49,231,205        14,626,590

Net Asset Value Per Share                                                                      $8.91             $9.60
                                                                                               =====             =====

Advisor Class ($ and shares in full)
  Net Assets                                                                                 $15,039           $14,946
  Capital Shares Outstanding (Unlimited Number Authorized)                                     1,687             1,558

Net Asset Value Per Share                                                                      $8.91             $9.60
                                                                                               =====             =====

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
August 31, 2000

                                                                                         (In Thousands, Except As Noted)

                                                                                      Strong Municipal       Strong Short-Term
                                                                                         Bond Fund          Municipal Bond Fund
                                                                                      ----------------      -------------------
Assets:
  Investments in Securities, at Value
    Unaffiliated Issuers (Cost of $284,337 and $303,305, respectively)                      $265,329             $302,548
    Affiliated Issuers (Cost of $18,200 and $12,400, respectively)                            18,200               12,400
  Receivable for Fund Shares Sold                                                                 --                1,327
  Interest and Dividends Receivable                                                            3,959                4,230
  Other Assets                                                                                   162                  136
                                                                                        ------------         ------------
  Total Assets                                                                               287,650              320,641

Liabilities:
  Payable for Securities Purchased                                                            12,255                8,897
  Payable for Fund Shares Redeemed                                                               314                   50
  Dividends Payable                                                                            1,213                1,330
  Variation Margin Payable                                                                       140                   15
  Accrued Operating Expenses and Other Liabilities                                                47                   36
                                                                                        ------------         ------------
  Total Liabilities                                                                           13,969               10,328
                                                                                        ------------         ------------
Net Assets                                                                                  $273,681             $310,313
                                                                                        ============         ============

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                                             $330,566             $327,287
  Undistributed Net Investment Income                                                             --                    2
  Accumulated Net Realized Loss                                                              (36,642)             (16,064)
  Net Unrealized Depreciation                                                                (20,243)                (912)
                                                                                        ------------         ------------
  Net Assets                                                                                $273,681             $310,313
                                                                                        ============         ============

Investor Class ($ and shares in full)
  Net Assets                                                                            $273,650,353         $307,282,338
  Capital Shares Outstanding (Unlimited Number Authorized)                                31,151,346           31,885,113

Net Asset Value Per Share                                                                      $8.78                $9.64
                                                                                        ============         ============

Institutional Class ($ and shares in full)
  Net Assets                                                                                 $15,095              $15,043
  Capital Shares Outstanding (Unlimited Number Authorized)                                     1,718                1,561

Net Asset Value Per Share                                                                      $8.79                $9.64
                                                                                        ============         ============

Advisor Class ($ and shares in full)
  Net Assets                                                                                 $15,249           $3,015,345
  Capital Shares Outstanding (Unlimited Number Authorized)                                     1,736              312,829

Net Asset Value Per Share                                                                      $8.78                $9.64
                                                                                        ============         ============

                      See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended August 31, 2000

                                                                                                     (In Thousands)

                                                                                                                Strong Short-Term
                                                                                        Strong High-Yield          High Yield
                                                                                       Municipal Bond Fund       Municipal Fund
                                                                                       -------------------      -----------------
Income:
  Interest                                                                                  $ 35,233                $  7,982
  Dividends - Affiliated Issuers                                                                 458                     134
                                                                                            --------                --------
  Total Income                                                                                35,691                   8,116

Expenses:
  Investment Advisory Fees                                                                     2,371                     659
  Administrative Fees - Investor Class                                                           562                     156
  Custodian Fees                                                                                  20                       8
  Shareholder Servicing Costs - Investor Class                                                   412                      69
  Transfer Agency Banking Charges - Investor Class                                                --                       4
  Reports to Shareholders - Investor Class                                                       107                      18
  Federal and State Registration Fees                                                             59                      57
  Other                                                                                          124                      26
                                                                                            --------                --------
  Total Expenses before Waivers, Absorptions and Fees Paid Indirectly by Advisor               3,655                     997
  Voluntary Expense Waivers and Absorptions by Advisor                                            --                    (115)
  Fees Paid Indirectly by Advisor - Investor Class                                               (13)                     --
                                                                                            --------                --------
  Expenses, Net                                                                                3,642                     882
                                                                                            --------                --------
Net Investment Income                                                                         32,049                   7,234

Realized and Unrealized Gain (Loss):
  Net Realized Loss on:
    Investments                                                                              (13,012)                 (2,369)
    Futures Contracts                                                                           (652)                   (381)
                                                                                            --------                --------
    Net Realized Loss                                                                        (13,664)                 (2,750)
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments                                                                              (38,406)                 (3,277)
    Futures Contracts                                                                            364                     152
                                                                                            --------                --------
    Net Change in Unrealized Appreciation/Depreciation                                       (38,042)                 (3,125)
                                                                                            --------                --------
Net Loss on Investments                                                                      (51,706)                 (5,875)
                                                                                            --------                --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                                                ($ 19,657)               $  1,359
                                                                                            ========                ========

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
For the Year Ended August 31, 2000

                                                                          (In Thousands)

                                                               Strong Municipal     Strong Short-Term
                                                                  Bond Fund        Municipal Bond Fund
                                                               ----------------    -------------------
Income:
  Interest                                                          $ 19,039            $ 15,330
  Dividends - Unaffiliated Issuers                                        18                   -
  Dividends - Affiliated Issuers                                         382                 487
                                                                    --------            --------
  Total Income                                                        19,439              15,817

Expenses:
  Investment Advisory Fees                                             1,428               1,050
  Administrative Fees - Investor Class                                   350                 353
  Administrative Fees - Advisor Class                                      -                   1
  Custodian Fees                                                          12                  13
  Shareholder Servicing Costs - Investor Class                           326                 189
  Shareholder Servicing Costs - Advisor Class                              -                   1
  Transfer Agency Banking Charges - Investor Class                         -                   8
  12b-1 Fees - Advisor Class                                               -                   1
  Reports to Shareholders - Investor Class                                99                  55
  Other                                                                  107                  80
                                                                    --------            --------
  Total Expenses before Fees Paid Indirectly by Advisor                2,322               1,751
  Fees Paid Indirectly by Advisor - Investor Class                        (5)                  -
                                                                    --------            --------
  Expenses, Net                                                        2,317               1,751
                                                                    --------            --------
Net Investment Income                                                 17,122              14,066

Realized and Unrealized Gain (Loss):
   Net Realized Loss on:
     Investments                                                      (8,807)               (744)
     Futures Contracts                                                  (236)               (134)
                                                                    --------            --------
     Net Realized Loss                                                (9,043)               (878)
   Net Change in Unrealized Appreciation/Depreciation on:
     Investments                                                     (12,331)             (2,844)
     Futures Contracts                                                (1,235)               (155)
                                                                    --------            --------
     Net Change in Unrealized Appreciation/Depreciation              (13,566)             (2,999)
                                                                    --------            --------
Net Loss on Investments                                              (22,609)             (3,877)
                                                                    --------            --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                          $ (5,487)           $ 10,189
                                                                    ========            ========

                      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      (In Thousands)

                                                               Strong High-Yield Municipal     Strong Short-Term High Yield
                                                                       Bond Fund                      Municipal Fund
                                                               -----------------------------   -----------------------------
                                                                Year Ended      Year Ended      Year Ended      Year Ended
                                                               Aug. 31, 2000   Aug. 31, 1999   Aug. 31, 2000   Aug. 31, 1999
                                                               -------------   -------------   -------------   -------------
Operations:
  Net Investment Income                                        $      32,049   $      38,005   $       7,234   $       7,483
  Net Realized Loss                                                  (13,664)         (3,099)         (2,750)            (73)
  Net Change in Unrealized Appreciation/Depreciation                 (38,042)        (42,223)         (3,125)         (3,120)
                                                               -------------   -------------   -------------   -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                                        (19,657)         (7,317)          1,359           4,290

Distributions:
  From Net Investment Income - Investor Class                        (32,049)        (38,005)         (7,234)         (7,483)
  From Net Realized Gains - Investor Class                                --          (3,100)             --              --
                                                               -------------   -------------   -------------   -------------
  Total Distributions                                                (32,049)        (41,105)         (7,234)         (7,483)

Capital Share Transactions (Note 4):
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                                      (144,953)         16,534         (35,408)         84,253
                                                               -------------   -------------   -------------   -------------
Total Increase (Decrease) in Net Assets                             (196,659)        (31,888)        (41,283)         81,060

Net Assets:
  Beginning of Year                                                  635,378         667,266         181,697         100,637
                                                               -------------   -------------   -------------   -------------
  End of Year                                                  $     438,719   $     635,378   $     140,414   $     181,697
                                                               =============   =============   =============   =============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                 (In Thousands)

                                                               Strong Municipal            Strong Short-Term Municipal
                                                                   Bond Fund                        Bond Fund
                                                         -----------------------------    -----------------------------
                                                          Year Ended      Year Ended       Year Ended      Year Ended
                                                         Aug. 31, 2000   Aug. 31, 1999    Aug. 31, 2000   Aug. 31, 1999
                                                         -----------------------------    -----------------------------
Operations:
  Net Investment Income                                  $     17,122    $     19,010     $     14,066    $     13,391
  Net Realized Gain (Loss)                                     (9,043)          1,016             (878)         (2,632)
  Net Change in Unrealized Appreciation/Depreciation          (13,566)        (25,676)          (2,999)         (4,117)
                                                         ------------    ------------     ------------    ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                            (5,487)         (5,650)          10,189           6,642

Distributions:
  From Net Investment Income:
    Investor Class                                            (17,122)        (19,010)         (14,046)        (13,391)
    Advisor Class                                                  --              --              (22)             --
                                                         ------------    ------------     ------------    ------------
  Total Distributions                                         (17,122)        (19,010)         (14,068)        (13,391)

Capital Share Transactions (Note 4):
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                                (73,922)        107,958          (10,547)        120,693
                                                         ------------    ------------     ------------    ------------
Total Increase (Decrease) in Net Assets                       (96,531)         83,298          (14,426)        113,944

Net Assets:
  Beginning of Year                                           370,212         286,914          324,739         210,795
                                                         ------------    ------------     ------------    ------------
  End of Year                                            $    273,681    $    370,212     $    310,313    $    324,739
                                                         ============    ============     ============    ============

                      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
August 31, 2000

1.   Organization
     The accompanying financial statements represent the Strong Municipal Income Funds (the "Funds"), which include the following funds, each with its own investment objectives and policies:
     - Strong High-Yield Municipal Bond Fund, Inc./(1)/
     - Strong Short-Term High Yield Municipal Fund (a series of Strong Municipal Funds, Inc./(1)/)
     - Strong Municipal Bond Fund, Inc./(1)/
     - Strong Short-Term Municipal Bond Fund, Inc./(1)/
       /(1)/ A diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

     Effective March 1, 2000, the Strong High-Yield Municipal Bond Fund, Strong Short-Term High Yield Municipal Fund, Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund have issued two classes of shares: Investor Class and Advisor Class. Effective August 1, 2000, the Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund have issued an additional class of shares: Institutional Class. The Advisor Class shares are subject to an annual distribution fee as described in Note 3. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class.

2.   Significant Accounting Policies
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     (A) Security Valuation -- Securities of the Funds are valued at fair value through valuations obtained by a commercial pricing service or the mean of the bid and asked prices when no last sales price is available. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

               The Funds may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. The Funds held no restricted securities at August 31, 2000.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.

               Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Each Fund generally pays dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each day the net asset value is calculated except bank holidays.

     (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Certain Investment Risks -- The Funds may utilize derivative instruments including options, futures and other instruments with similar characteristics to the extent that they are consistent with the Funds' investment objectives and limitations. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices or interest rates. The use of these instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

--------------------------------------------------------------------------------
August 31, 2000

     (E) Futures -- Upon entering into a futures contract, the Funds pledge to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. Additional securities held by the Funds may be designated as collateral on open futures contracts. The Funds also receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (F) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (G) Expense Offset Arrangements -- Certain Funds pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Funds that maintain compensating balances in non-interest bearing accounts. The Funds could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the year ended August 31, 2000, there were no amounts paid through expense offset arrangements of the Funds.

     (H) Other -- Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

3.   Related Party Transactions
     Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Funds are affiliated, provides investment advisory, administrative, shareholder recordkeeping and related services to the Funds. Investment advisory and administrative fees, which are established by terms of the advisory agreements, are based on the following annualized rates of the average daily net assets of the respective Funds:



                                                                Administrative Fees-    Administrative Fees-   Administrative Fees-
                                  Advisory Fees   Advisory Fees    Investor Class       Institutional Class       Advisor Class
                                  Sept. 1, 1999-  Mar. 1, 2000-    Mar. 1, 2000-           Aug. 1, 2000-          Mar. 1, 2000-
                                  Feb. 29, 2000   Aug. 31, 2000    Aug. 31, 2000           Aug. 31, 2000          Aug. 31, 2000
                                  --------------  ------------- --------------------    --------------------   --------------------
     Strong High-Yield Municipal
       Bond Fund                      0.60%           0.35%            0.25%                     *                    0.25%
     Strong Short-Term High
       Yield Municipal Fund           0.60%           0.35%            0.25%                     *                    0.25%
     Strong Municipal Bond
       Fund                           0.60%           0.35%            0.25%                   0.02%                  0.25%
     Strong Short-Term Municipal
        Bond Fund                     0.50%           0.25%            0.25%                   0.02%                  0.25%

     *The Strong High-Yield Municipal Bond Fund and Strong Short-Term High Yield
      Municipal Fund do not offer Institutional Class shares.

     Based on the terms of the advisory agreements, advisory fees, administrative fees and other expenses will be waived or absorbed by the Advisor if the Fund's operating expenses exceed 2% of the average daily net assets of the Fund. In addition, the Fund's Advisor may voluntarily waive or absorb certain expenses at its discretion. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. The Advisor also allocates to each Fund certain charges or credits resulting from transfer agency banking activities based on each Fund's level of subscription and redemption activity. Charges allocated to the Funds by the Advisor are included in Other Expenses in the Funds' Statement of Operations. Credits allocated by the Advisor serve to reduce the shareholder servicing expenses incurred by the Funds and are reported as Fees Paid Indirectly by Advisor in the Funds' Statement of Operations. The Advisor is also compensated for certain other services related to costs incurred for reports to shareholders.

     The Funds have entered into a distribution agreement with Strong Investments, Inc. (the "Distributor"), pursuant to Rule 12b-1 under the 1940 Act, on behalf of each of the Funds' Advisor Class shares. Under the agreement, the Distributor is paid an annual rate of 0.25% of the average daily net assets of the Advisor Class shares as compensation for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Funds' shares. The Strong High-Yield Municipal Bond Fund, Strong Short-Term High Yield Municipal Fund, Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund incurred 12b-1 fees of $19, $18, $19 and $1,190, respectively.

     The Funds may invest cash in money market funds sponsored and managed by the Advisor, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, advisory fees of each Fund are reduced by an amount equal to advisory fees paid to the Advisor under its investment advisory agreement with the money market funds.

     Certain information regarding related party transactions, excluding the effects of waivers and absorptions, for the year ended August 31, 2000, is as follows:

                                                                         Shareholder Servicing    Transfer Agency    Unaffiliated
                                                  Payable to Advisor at    and Other Expenses         Banking         Directors'
                                                     August 31, 2000        Paid to Advisor      Charges/(Credits)       Fees
                                                  ---------------------  ---------------------   -----------------   ------------
     Strong High-Yield Municipal Bond Fund               $26,014                $412,492             ($13,561)         $10,665
     Strong Short-Term High Yield Municipal Fund           9,249                  69,518                4,191            3,022
     Strong Municipal Bond Fund                           25,230                 326,614               (5,133)           6,840
     Strong Short-Term Municipal Bond Fund                15,940                 190,686                7,550            6,142

     The Advisor owns 99%, 100%, and 100% of the outstanding Advisor Class shares of the Strong High-Yield Municipal Bond Fund, Strong Short-Term High Yield Municipal Fund and Strong Municipal Bond Fund, respectively. The Advisor owns 100% of the outstanding Institutional Class shares of the Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund.

4.   Capital Share Transactions


                                                         Strong High-Yield Municipal         Strong Short-Term High Yield
                                                                 Bond Fund                           Municipal Fund
                                                         ---------------------------------   --------------------------------
                                                            Year Ended      Year Ended          Year Ended      Year Ended
                                                           Aug. 31, 2000   Aug. 31, 1999       Aug. 31, 2000   Aug. 31, 1999
                                                         ----------------  ---------------   ---------------   --------------
                                                               (Note 1)                           (Note 1)
Capital Share Transactions of Each Class of
  Shares of the Funds Were as Follows:

INVESTOR CLASS
  Proceeds from Shares Sold                                $  201,847,580   $  502,307,378    $  110,528,131   $  210,900,967
  Proceeds from Reinvestment of Distributions                  24,790,708       31,468,598         5,984,624        5,750,550
  Payment for Shares Redeemed                                (371,606,766)    (517,242,032)     (151,935,441)    (132,398,739)
                                                           --------------   --------------    --------------   --------------
  Net Increase (Decrease) in Net Assets from
     Capital Share Transactions                              (144,968,478)      16,533,944       (35,422,686)      84,252,778

ADVISOR CLASS
  Proceeds from Shares Sold                                        15,050               --            15,019               --
  Proceeds from Reinvestment of Distributions                           1               --                --               --
  Payment for Shares Redeemed                                          --               --               (19)              --
                                                           --------------   --------------    --------------   --------------

  Net Increase in Net Assets from
  Capital Share Transactions                                       15,051               --            15,000               --
                                                           --------------   --------------    --------------   --------------
Net Increase (Decrease) in Net Assets from
  Capital Share Transactions                                ($144,953,427)  $   16,533,944      ($35,407,686)  $   84,252,778
                                                           ==============   ==============    ==============   ==============
Transactions in Shares of Each Class of
  the Funds Were as Follows:

INVESTOR CLASS
  Sold                                                         22,005,077       48,707,320        11,390,809       20,835,883
  Issued in Reinvestment of Distributions                       2,698,065        3,057,459           614,318          568,449
  Redeemed                                                    (40,359,824)     (50,294,494)      (15,570,456)     (13,107,327)
                                                           --------------   --------------    --------------   --------------
  Net Increase (Decrease) in Shares                           (15,656,682)       1,470,285        (3,565,329)       8,297,005

ADVISOR CLASS
  Sold                                                              1,687               --             1,560               --
  Issued in Reinvestment of Distributions                              --               --                --               --
  Redeemed                                                             --               --                (2)              --
                                                           --------------   --------------    --------------   --------------
  Net Increase in Shares                                            1,687               --             1,558               --
                                                           --------------   --------------    --------------   --------------
Net Increase (Decrease) in Shares of the Fund                 (15,654,995)       1,470,285        (3,563,771)       8,297,005
                                                           ==============   ==============    ==============   ==============

--------------------------------------------------------------------------------
August 31, 2000

                                                                          Strong Municipal          Strong Short-Term Municipal
                                                                             Bond Fund                     Bond Fund
                                                                    -----------------------------  -----------------------------
                                                                      Year Ended      Year Ended      Year Ended    Year Ended
                                                                    Aug. 31, 2000   Aug. 31, 1999   Aug. 31, 2000  Aug. 31, 1999
                                                                    -------------   -------------  --------------  -------------
                                                                      (Note 1)                        (Note 1)
Capital Share Transactions of Each Class of
  Shares of the Funds Were as Follows:

INVESTOR CLASS
  Proceeds from Shares Sold                                         $  97,511,732   $ 275,238,572   $ 159,090,226   $ 277,898,076
  Proceeds from Reinvestment of Distributions                          13,892,617      14,880,671      12,103,035      11,310,921
  Payment for Shares Redeemed                                        (185,355,967)   (182,161,223)   (184,754,970)   (168,515,800)
                                                                    -------------   -------------   -------------   -------------
  Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                                         (73,951,618)    107,958,020     (13,561,709)    120,693,197

INSTITUTIONAL CLASS
  Proceeds from Shares Sold                                                15,000              --          15,000              --
  Proceeds from Reinvestment of Distributions                                  --              --              --              --
  Payment for Shares Redeemed                                                  --              --              --              --
                                                                    -------------   -------------   -------------   -------------
  Net Increase in Net Assets from Capital Share
   Transactions                                                            15,000              --          15,000              --

ADVISOR CLASS
  Proceeds from Shares Sold                                                15,025              --       3,015,025              --
  Proceeds from Reinvestment of Distributions                                  --              --              --              --
  Payment for Shares Redeemed                                                 (25)             --         (15,094)             --
                                                                    -------------   -------------   -------------   -------------
  Net Increase in Net Assets from Capital Share
   Transactions                                                            15,000              --       2,999,931              --
                                                                    -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets from
  Capital Share Transactions                                        $ (73,921,618)   $107,958,020   $ (10,546,778)   $120,693,197
                                                                    =============   =============   =============   =============
Transactions in Shares of Each Class of
  the Funds Were as Follows:

INVESTOR CLASS
  Sold                                                                 10,969,952      27,799,032      16,532,816      27,951,790
  Issued in Reinvestment of Distributions                               1,564,196       1,507,576       1,255,840       1,137,711
  Redeemed                                                            (20,913,021)    (18,591,274)    (19,180,956)    (17,004,715)
                                                                    -------------   -------------   -------------   -------------
  Net Increase (Decrease) in Shares                                    (8,378,873)     10,715,334      (1,392,300)     12,084,786

INSTITUTIONAL CLASS
  Sold                                                                      1,718              --           1,561              --
  Issued in Reinvestment of Distributions                                      --              --              --              --
  Redeemed                                                                     --              --              --              --
                                                                    -------------   -------------   -------------   -------------
  Net Increase in Shares                                                    1,718              --           1,561              --

ADVISOR CLASS
  Sold                                                                      1,739              --         314,395              --
  Issued in Reinvestment of Distributions                                      --              --              --              --
  Redeemed                                                                     (3)             --          (1,566)             --
                                                                    -------------   -------------   -------------   -------------
  Net Increase in Shares                                                    1,736              --         312,829              --
                                                                    -------------   -------------   -------------   -------------
Net Increase (Decrease) in Shares of the Fund                          (8,375,419)     10,715,334      (1,077,910)     12,084,786
                                                                    =============   =============   =============   =============

--------------------------------------------------------------------------------

5.  Line of Credit
    The Strong Funds have established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund's total assets or any explicit borrowing limits in the Funds' prospectus. Principal and interest of each borrowing on the LOC are due not more than 60 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.08% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds. At August 31, 2000, there were no borrowings by the Funds outstanding under the LOC.

6.  Investment Transactions
    The aggregate purchases and sales of long-term securities, other than government securities, for the year ended August 31, 2000, were as follows:

                                                    Purchases          Sales
                                                    ---------          -----
    Strong High-Yield Municipal Bond Fund         $ 84,461,849     $212,706,814
    Strong Short-Term High Yield Municipal Fund     38,142,449       69,846,836
    Strong Municipal Bond Fund                      58,273,481      152,880,944
    Strong Short-Term Municipal Bond Fund          132,380,994      161,899,994

    There were no purchases or sales of long-term government securities for the year ended August 31, 2000.

7.  Income Tax Information
    At August 31, 2000, the investment cost, gross unrealized appreciation and depreciation on investments and capital loss carryovers (expiring in varying amounts through 2008) for federal income tax purposes were as follows:

                                                   Federal Tax    Unrealized      Unrealized          Net            Capital
                                                      Cost       Appreciation    Depreciation    Depreciation    Loss Carryovers
                                                  ------------   ------------    ------------    ------------    ---------------
    Strong High-Yield Municipal Bond Fund         $491,109,968    $6,351,947      $58,017,191     $51,665,244      $ 6,053,826
    Strong Short-Term High Yield Municipal Fund    148,536,861       264,282        5,949,897       5,685,615          340,267
    Strong Municipal Bond Fund                     302,537,411     4,122,534       23,131,077      19,008,543       27,308,192
    Strong Short-Term Municipal Bond Fund          315,726,857     1,945,184        2,724,108         778,924       15,128,391

    The Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund utilized $291,188 and $55,683, respectively, of their capital loss carryovers during the year ended August 31, 2000.

    The Strong High-Yield Municipal Bond Fund, Strong Short-Term High Yield Municipal Fund, Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund each realized, on a tax basis, post-October losses through August 31, 2000 of $13,171,308, $2,581,521, $10,619,999 and $1,069,370,
    respectively, which are not recognized for tax purposes until the first day of the following fiscal year.

8.  Investments in Affiliates
    Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer and any other Strong Fund. A summary of transactions in the securities of these issuers for the year ended August 31, 2000 is as follows:

                                                   Balance of                                  Balance of               Dividend
                                                     Shares         Gross       Gross Sales      Shares       Value      Income
                                                      Held        Purchases         and           Held      Aug. 31,  Sept. 1, 1999-
                                                 Sept. 1, 1999  and Additions   Reductions   Aug. 31, 2000    2000    Aug. 31, 2000
                                                 -------------  -------------   -----------  -------------  --------  --------------
    Strong High-Yield Municipal Bond Fund
    -------------------------------------
    Strong Municipal Money Market Fund             39,100,000    142,350,000   170,400,000   11,050,000   $11,050,000    $458,014

    Strong Short-Term High Yield Municipal Fund
    -------------------------------------------
    Strong Municipal Money Market Fund              9,500,000     77,800,000    85,800,000    1,500,000     1,500,000     133,972

    Strong Municipal Bond Fund
    --------------------------
    Strong Municipal Money Market Fund              6,500,000    129,300,000   117,600,000   18,200,000    18,200,000     381,937

    Strong Short-Term Municipal Bond Fund
    -------------------------------------
    Strong Municipal Money Market Fund             10,000,000    163,200,000   160,800,000   12,400,000    12,400,000     486,875

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG HIGH-YIELD MUNICIPAL BOND FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------

                                                                                        Year Ended
                                                        ---------------------------------------------------------------------------
                                                          Aug. 31,    Aug. 31,     Aug. 31,     Aug. 31,      Aug. 31,     Dec. 31,
Selected Per-Share Data/(a)/                                2000        1999         1998         1997         1996/(c)/     1995
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $ 9.79      $10.52       $10.09       $ 9.45        $ 9.91       $ 9.29
Income From Investment Operations:
   Net Investment Income                                     0.59        0.58         0.59         0.61          0.44         0.69
   Net Realized and Unrealized Gains (Losses) on
     Investments                                            (0.88)      (0.68)        0.45         0.64         (0.46)        0.62
-----------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         (0.29)      (0.10)        1.04         1.25         (0.02)        1.31
Less Distributions:
   From Net Investment Income/(b)/                          (0.59)      (0.58)       (0.59)       (0.61)        (0.44)       (0.69)
   From Net Realized Gains                                     --       (0.05)       (0.02)          --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                      (0.59)      (0.63)       (0.61)       (0.61)        (0.44)       (0.69)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $ 8.91      $ 9.79       $10.52       $10.09        $ 9.45       $ 9.91
===================================================================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
   Total Return                                              -2.9%       -1.1%       +10.5%       +13.6%         -0.1%       +14.6%
   Net Assets, End of Period (In Millions)                 $  439      $  635       $  667       $  361        $  238       $  267
   Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Fees Paid Indirectly
    by Advisor                                                0.7%        0.7%         0.7%         0.7%          0.7%*        0.8%
   Ratio of Expenses to Average Net Assets                    0.7%        0.7%         0.7%         0.7%          0.7%*        0.4%
   Ratio of Net Investment Income to Average Net Assets       6.4%        5.7%         5.7%         6.2%          6.9%*        7.1%
   Portfolio Turnover Rate/(d)/                              17.5%       52.5%        66.5%        92.1%        106.8%       113.8%


STRONG HIGH-YIELD MUNICIPAL BOND FUND -- ADVISOR CLASS
-----------------------------------------------------------------------------

                                                                  Year Ended
                                                                 ------------
                                                                    Aug. 31,
Selected Per-Share Data/(a)/                                       2000/(e)/
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $ 8.92
Income From Investment Operations:
   Net Investment Income                                              0.28
   Net Realized and Unrealized Losses on Investments                 (0.01)
---------------------------------------------------------------------------
   Total from Investment Operations                                   0.27
Less Distributions:
   From Net Investment Income/(b)/                                   (0.28)
---------------------------------------------------------------------------
   Total Distributions                                               (0.28)
---------------------------------------------------------------------------
Net Asset Value, End of Period                                      $ 8.91
===========================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------------
   Total Return                                                       +3.1%
   Net Assets, End of Period (In Millions)                              $0/(f)/
   Ratio of Expenses to Average Net Assets Without Waivers
     and Absorptions                                                   1.1%*
   Ratio of Expenses to Average Net Assets                             1.1%*
   Ratio of Net Investment Income to Average Net Assets                6.3%*
   Portfolio Turnover Rate/(d)/                                       17.5%

 *   Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  Tax-exempt for regular federal income tax purposes.
(c)  In 1996, the Fund changed its fiscal year-end from December to August.
(d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) For the period from March 1, 2000 (Commencement of Class) to August 31, 2000 (Note 1).
(f)  Amount is less than $500,000.


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND -- INVESTOR CLASS
----------------------------------------------------------------------

                                                                                    Year Ended
                                                                   --------------------------------------------
                                                                    Aug. 31,        Aug. 31,        Aug. 31,
Selected Per-Share Data/(a)/                                          2000            1999         1998/(c)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 9.99         $ 10.17         $10.00
Income From Investment Operations:
   Net Investment Income                                               0.51            0.50           0.37
   Net Realized and Unrealized Gains (Losses) on Investments          (0.39)          (0.18)          0.17
---------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                    0.12            0.32           0.54
Less Distributions:
   From Net Investment Income/(b)/                                    (0.51)          (0.50)         (0.37)
---------------------------------------------------------------------------------------------------------------
   Total Distributions                                                (0.51)          (0.50)         (0.37)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $ 9.60         $  9.99         $10.17
===============================================================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------
   Total Return                                                        +1.3%           +3.2%          +5.5%
   Net Assets, End of Period (In Millions)                           $  140         $   182         $  101
   Ratio of Expenses to Average Net Assets Without Waivers
    and Absorptions                                                     0.7%            0.7%           1.0%*
   Ratio of Expenses to Average Net Assets                              0.6%            0.4%           0.4%*
   Ratio of Net Investment Income to Average Net Assets                 5.2%            4.9%           5.0%*
   Portfolio Turnover Rate/(d)/                                        27.9%           22.7%           8.1%


STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND -- ADVISOR CLASS
--------------------------------------------------------------

                                                                  Year Ended
                                                                 ------------
                                                                    Aug. 31,
Selected Per-Share Data/(a)/                                       2000/(e)/
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $ 9.63
Income From Investment Operations:
   Net Investment Income                                              0.24
   Net Realized and Unrealized Losses on investments                 (0.03)
---------------------------------------------------------------------------
   Total from Investment Operations                                   0.21
Less Distributions:
   From Net Investment Income/(b)/                                   (0.24)
---------------------------------------------------------------------------
   Total Distributions                                               (0.24)
---------------------------------------------------------------------------
Net Asset Value, End of Period                                      $ 9.60
===========================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------------
   Total Return                                                       +2.2%
   Net Assets, End of Period (In Millions)                          $    0/(f)/
   Ratio of Expenses to Average Net Assets Without Waivers
     and Absorptions                                                   1.2%*
   Ratio of Expenses to Average Net Assets                             1.1%*
   Ratio of Net Investment Income to Average Net Assets                4.9%*
   Portfolio Turnover Rate/(d)/                                       27.9%

  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  Tax-exempt for regular federal income tax purposes.
(c)  For the period from November 30, 1997 (inception) to August 31, 1998.
(d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) For the period from March 1, 2000 (Commencement of Class) to August 31, 2000 (Note 1).
(f)  Amount is less than $500,000.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG MUNICIPAL BOND FUND-- INVESTOR CLASS
--------------------------------------------------------------------------------

                                                                                          Year Ended
                                                            -----------------------------------------------------------------
                                                                Aug. 31,  Aug. 31,     Aug. 31, Aug. 31,  Aug. 31,   Dec. 31,
Selected Per-Share Data/(a)/                                      2000      1999         1998     1997    1996/(c)/   1995
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 9.37     $ 9.96       $ 9.52   $ 8.99    $ 9.52   $  9.23
Income From Investment Operations:
   Net Investment Income                                           0.50       0.51         0.51     0.50      0.33      0.52
   Net Realized and Unrealized Gains (Losses) on Investments      (0.59)     (0.59)        0.44     0.53     (0.53)     0.51
-----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                               (0.09)     (0.08)        0.95     1.03     (0.20)     1.03
Less Distributions:
   From Net Investment Income/(b)/                                (0.50)     (0.51)       (0.51)   (0.50)    (0.33)    (0.54)
   In Excess of Net Investment Income                                --         --           --       --        --     (0.20)
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                            (0.50)     (0.51)       (0.51)   (0.50)    (0.33)    (0.74)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $ 8.78     $ 9.37       $ 9.96   $ 9.52    $ 8.99   $  9.52
=============================================================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
   Total Return                                                    -0.9%      -1.0%       +10.1%   +11.8%     -2.1%    +11.4%
   Net Assets, End of Period (In Millions)                       $  274     $  370       $  287   $  232    $  247   $   247
   Ratio of Expenses to Average Net Assets without Fees Paid
     Indirectly by Advisor                                          0.8%       0.7%         0.7%     0.8%      0.8%*     0.8%
   Ratio of Expenses to Average Net Assets                          0.8%       0.7%         0.7%     0.8%      0.8%*     0.8%
   Ratio of Net Investment Income to Average Net Assets             5.6%       5.1%         5.2%     5.4%      5.4%*     5.4%
   Portfolio Turnover Rate/(d)/                                    19.2%      22.4%        58.5%    85.0%    172.9%    513.8%

STRONG MUNICIPAL BOND FUND-- INSTITUTIONAL CLASS
--------------------------------------------------------------------------
                                                              Year Ended
                                                            --------------
                                                                Aug. 31,
Selected Per-Share Data/(a)/                                    2000/(e)/
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 8.73
Income From Investment Operations:
   Net Investment Income                                           0.04
   Net Realized and Unrealized Gains on Investments                0.06
--------------------------------------------------------------------------
   Total from Investment Operations                                0.10
Less Distributions:
   From Net Investment Income/(b)/                                (0.04)
--------------------------------------------------------------------------
   Total Distributions                                            (0.04)
--------------------------------------------------------------------------
Net Asset Value, End of Period                                   $ 8.79
==========================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------------
   Total Return                                                    +1.2%
   Net Assets, End of Period (In Millions)                           $0/(f)/
   Ratio of Expenses to Average Net Assets                          0.4%*
   Ratio of Net Investment Income to Average Net Assets             5.5%*
   Portfolio Turnover Rate/(d)/                                    19.2%

      *   Calculated on an annualized basis.
    (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
    (b)   Tax-exempt for regular federal income tax purposes.
    (c)   In 1996, the Fund changed its fiscal year-end from December to August.
    (d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
    (e) For the period from August 1, 2000 (Commencement of Class) to August 31, 2000 (Note 1).
    (f)   Amount is less than $500,000.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG MUNICIPAL BOND FUND--ADVISOR CLASS
--------------------------------------------------------------------------------

                                                                         Year Ended
                                                                         ----------
                                                                           Aug. 31,
Selected Per-Share Data/(a)/                                              2000/(c)/
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                         $ 8.64
Income From Investment Operations:
   Net Investment Income                                                       0.24
   Net Realized and Unrealized Gains on Investments                            0.14
------------------------------------------------------------------------------------
   Total from Investment Operations                                            0.38
Less Distributions:
   From Net Investment Income/(b)/                                            (0.24)
------------------------------------------------------------------------------------
   Total Distributions                                                        (0.24)
------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $ 8.78
====================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------
   Total Return                                                                +4.4%
   Net Assets, End of Period (In Millions)                                   $    0/(d)/
   Ratio of Expenses to Average Net Assets Without Waivers and Absorptions      1.1%*
   Ratio of Expenses to Average Net Assets                                      1.1%*
   Ratio of Net Investment Income to Average Net Assets                         5.4%*
   Portfolio Turnover Rate/(e)/                                                19.2%

STRONG SHORT-TERM MUNICIPAL BOND FUND--INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Year Ended
                                                                      --------------------------------------------------------------
                                                                           Aug. 31,  Aug. 31,  Aug. 31, Aug. 31, Aug. 31,   Dec. 31,
Selected Per-Share Data/(a)/                                                 2000      1999      1998      1997   1996/(f)/   1995
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                         $ 9.76    $ 9.95    $ 9.82   $  9.67  $ 9.77   $  9.73
Income From Investment Operations:
   Net Investment Income                                                       0.46      0.47      0.48      0.49    0.33      0.47
   Net Realized and Unrealized Gains (Losses) on Investments                  (0.12)    (0.19)     0.13      0.15   (0.10)     0.04
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                            0.34      0.28      0.61      0.64    0.23      0.51
Less Distributions:
   From Net Investment Income/(b)/                                            (0.46)    (0.47)    (0.48)    (0.49)  (0.33)    (0.47)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                        (0.46)    (0.47)    (0.48)    (0.49)  (0.33)    (0.47)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $ 9.64    $ 9.76    $ 9.95   $  9.82  $ 9.67   $  9.77
====================================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
   Total Return                                                                +3.6%     +2.8%     +6.3%     +6.7%   +2.4%     +5.4%
   Net Assets, End of Period (In Millions)                                   $  307    $  325    $  211   $   165  $  136   $   133
   Ratio of Expenses to Average Net Assets                                      0.6%      0.6%      0.6%      0.7%    0.7%*     0.8%
   Ratio of Net Investment Income to Average Net Assets                         4.8%      4.7%      4.8%      5.0%    5.1%*     4.8%
   Portfolio Turnover Rate/(e)/                                                48.6%     22.7%     15.7%     26.2%   38.0%    226.8%

   *   Calculated on an annualized basis.
 (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
 (b)   Tax-exempt for regular federal income tax purposes.
 (c) For the period from March 1, 2000 (Commencement of Class) to August 31, 2000 (Note 1).
 (d)   Amount is less than $500,000.
 (e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f)   In 1996, the Fund changed its fiscal year-end from December to August.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG SHORT-TERM MUNICIPAL BOND FUND--INSTITUTIONAL CLASS
---------------------------------------------------------------------

                                                          Year Ended
                                                         -----------
                                                            Aug. 31,
Selected Per-Share Data/(a)/                                2000/(c)/
---------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $ 9.61
Income From Investment Operations:
   Net Investment Income                                        0.04
   Net Realized and Unrealized Gains on Investments             0.03
---------------------------------------------------------------------
   Total from Investment Operations                             0.07
Less Distributions:
   From Net Investment Income/(b)/                             (0.04)
---------------------------------------------------------------------
   Total Distributions                                         (0.04)
---------------------------------------------------------------------
Net Asset Value, End of Period                                 $9.64
=====================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------
   Total Return                                                 +0.8%
   Net Assets, End of Period (In Millions)                        $0/(d)/
   Ratio of Expenses to Average Net Assets                       0.3%*
   Ratio of Net Investment Income to Average Net Assets          5.3%*
   Portfolio Turnover Rate/(e)/                                 48.6%


STRONG SHORT-TERM MUNICIPAL BOND FUND--ADVISOR CLASS
---------------------------------------------------------------------
                                                          Year Ended
                                                         -----------
                                                            Aug. 31,
Selected Per-Share Data/(a)/                                2000/(f)/
---------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $ 9.58
Income From Investment Operations:
   Net Investment Income                                        0.22
   Net Realized and Unrealized Gains on Investments             0.06
---------------------------------------------------------------------
   Total from Investment Operations                             0.28
Less Distributions:
   From Net Investment Income/(b)/                             (0.22)
---------------------------------------------------------------------
   Total Distributions                                         (0.22)
---------------------------------------------------------------------
Net Asset Value, End of Period                                $ 9.64
=====================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------
   Total Return                                                 +2.9%
   Net Assets, End of Period (In Millions)                    $    3
   Ratio of Expenses to Average Net Assets                       0.9%*
   Ratio of Net Investment Income to Average Net Assets          4.5%*
   Portfolio Turnover Rate/(e)/                                 48.6%

   *  Calculated on an annualized basis.
 (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
 (b)  Tax-exempt for regular federal income tax purposes.
 (c) For the period from August 1, 2000 (Commencement of Class) to August 31, 2000 (Note 1).
 (d)  Amount is less than $500,000.
 (e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f) For the period from March 1, 2000 (Commencement of Class) to August 31, 2000 (Note 1).

                      See Notes to Financial Statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of the Strong Municipal Income Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strong High-Yield Municipal Bond Fund, Inc., Strong Short-Term High Yield Municipal Fund (one of the portfolios constituting the Strong Municipal Funds, Inc.), Strong Municipal Bond Fund, Inc. and Strong Short-Term Municipal Bond Fund, Inc. (all four of the portfolios collectively referred to herein as the "Strong Municipal Income Funds") at August 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strong Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
October 6, 2000

NOTES
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44

                                   Directors

                               Richard S. Strong
                                Willie D. Davis
                                Stanley Kritzik
                                 Neal Malicky
                               Marvin E. Nevins
                                William F. Vogt

                                   Officers

                   Richard S. Strong, Chairman of the Board
             Elizabeth N. Cohernour, Vice President and Secretary
          Cathleen A. Ebacher, Vice President and Assistant Secretary
          Susan A. Hollister, Vice President and Assistant Secretary
                      Dennis A. Wallestad, Vice President
                       Thomas M. Zoeller, Vice President
                           John W. Widmer, Treasurer
                     Rhonda K. Haight, Assistant Treasurer

                              Investment Advisor

                        Strong Capital Management, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201

                                  Distributor

                           Strong Investments, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201

                                   Custodian

                              Firstar Bank, N.A.
                   P.O. Box 701, Milwaukee, Wisconsin 53201

                 Transfer Agent and Dividend-Disbursing Agent

                        Strong Capital Management, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201

                            Independent Accountants

                          PricewaterhouseCoopers LLP
             100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                 Legal Counsel

                             Godfrey & Kahn, S.C.
              780 North Water Street, Milwaukee, Wisconsin 53202

       For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Strong Investments, Inc. RT7076-0900




       To order a free prospectus kit, call
       1-800-368-1030

       To learn more about our funds, discuss an existing account, or conduct a transaction, call
       1-800-368-3863

       If you are a Financial Professional, call
       1-800-368-1683

       Visit our web site at
       www.eStrong.com


       STRONG INVESTMENTS
       P.O. Box 2936
[LOGO] Milwaukee, Wisconsin 53201

                                                                           AMUNI